UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2013

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Portfolios

■  SunAmerica Strategic Value Portfolio

April 30, 2013  SEMI-ANNUAL REPORT

SunAmerica Series, Inc.

SunAmerica Focused Asset Allocation Strategies
Focused Multi-Asset Strategy Portfolio (FASAX)
Focused Balanced Strategy Portfolio (FBAAX)
SunAmerica Focused Portfolios
Focused Large-Cap Growth Portfolio (SSFAX)
Focused Small-Cap Growth Portfolio (NSKAX)
Focused Small-Cap Value Portfolio (SSSAX)
Focused Dividend Strategy Portfolio (FDSAX)
SunAmerica Strategic Value Portfolio (SFVAX)

Table of Contents

A Message from the President	1
Expense Example	3
Statement of Assets and Liabilities	6
Statement of Operations	10
Statement of Changes in Net Assets	12
Financial Highlights	15
Portfolio of Investments	22
Notes to Financial Statements	43

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the Focused Asset Allocation Strategies, Focused Portfolios and SunAmerica Strategic Value Portfolio for the six-month period ended April 30, 2013.

Overall, U.S. equities advanced solidly during the semi-annual period, experiencing six consecutive months of gains and reaching new record highs as driven primarily by accommodative monetary policy from central banks around the world and by ongoing, albeit modest, U.S. economic recovery.

As the semi-annual period began in the last two months of 2012, the U.S. equity markets faced uncertainty about the then-looming "fiscal cliff" of government tax increases and spending cuts but managed to garner positive returns. Following U.S. election results that virtually maintained the status quo, investors responded favorably to improved housing and employment data. Also, the Federal Reserve (the "Fed") for the first time tied its low interest rate policy to unemployment and inflation thresholds rather than any date-specific guideline.

On January 1, 2013, the U.S. Congress finally reached some resolution to avoid the "fiscal cliff." That agreement, along with varied but broadly positive macroeconomic and corporate earnings data, increased merger and acquisition activity and ongoing Fed support, maintained the momentum in the U.S. equity market rally. In March 2013, heightened uncertainty in Europe, including a banking crisis in Cyprus and a political stalemate in Italy, caused some brief periods of volatility as did the U.S. federal budget sequestration, or automatic spending cuts, that were allowed to go into effect. However, more than offsetting these concerns were reports of an unemployment rate that had dropped to 7.7% and housing prices that had risen at their fastest pace since mid-2006. The S&P 500 Index*, representing the U.S. equity market, closed March 2013 at a new high. In April 2013, U.S. equities continued to post robust gains, as consumer confidence exceeded expectations despite some weak corporate earnings and mixed economic data. The S&P 500 Index ended April 2013 with its best calendar year-to-date performance since 1998 and closed the semi-annual period at a new all-time high.

For the semi-annual period overall, all U.S. equity market capitalization segments produced double-digit gains. Mid-cap stocks performed best, followed at some distance by large-cap and small-cap stocks, which performed similarly to each other. Value stocks outperformed growth stocks across the capitalization spectrum. (All as represented by Russell Investments Indexes.*) All ten sectors in the S&P 500 Index generated positive returns during the semi-annual period. Consumer Discretionary, Health Care, Financials and Consumer Staples posted the highest total returns during the six months ended April 30, 2013. Information Technology, Energy and Materials were comparatively the weakest.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Against this backdrop, all seven SunAmerica Series portfolios generated positive returns during the semi-annual period. On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Series portfolios for the six-month period ended April 30, 2013.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals. This strategy may have the result of mitigating the impact of market corrections by allowing investors to successfully participate in the upside of market rallies.

Thank you for being a part of the SunAmerica Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell Investment Indexes have provided tracking for a wide array of benchmarks and indexes for almost 30 years and Russell is currently the U.S. institutional industry leader in terms of market share, capturing 68% of the market share for all U.S. institutional equity products reporting a benchmark. The Indexes are constructed to be objective and comprehensive with full coverage of the underlying market segment (without gaps or overlaps) in order to create a complete picture of the whole market. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management Corp.

EXPENSE EXAMPLE — April 30, 2013 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2012 and held until April 30, 2013.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2013" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended April 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2013" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2013," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2013 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at November 1, 2012	Ending Account Value Using Actual Return at April 30, 2013	Expenses Paid During the Six Months Ended April 30, 2013*	Beginning Account Value at November 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2013	Expenses Paid During the Six Months Ended April 30, 2013*	Expense Ratio as of April 30, 2013*
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,090.97	$1.09	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,087.50	$4.61	$1,000.00	$1,020.38	$4.46	0.89%
Class C	$1,000.00	$1,087.67	$4.40	$1,000.00	$1,020.58	$4.26	0.85%
Class I#	$1,000.00	$1,090.52	$1.30	$1,000.00	$1,023.55	$1.25	0.25%
Focused Balanced Strategy†
Class A#	$1,000.00	$1,085.26	$1.19	$1,000.00	$1,023.65	$1.15	0.23%
Class B#	$1,000.00	$1,082.46	$4.65	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,081.37	$4.54	$1,000.00	$1,020.43	$4.41	0.88%
Class I#	$1,000.00	$1,085.85	$1.29	$1,000.00	$1,023.55	$1.25	0.25%
Focused Large-Cap Growth
Class A	$1,000.00	$1,088.76	$7.51	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,084.87	$11.58	$1,000.00	$1,013.69	$11.18	2.24%
Class C	$1,000.00	$1,085.75	$10.91	$1,000.00	$1,014.33	$10.54	2.11%
Class Z	$1,000.00	$1,091.78	$4.72	$1,000.00	$1,020.28	$4.56	0.91%
Focused Small-Cap Growth
Class A	$1,000.00	$1,091.13	$7.78	$1,000.00	$1,017.36	$7.50	1.50%
Class B#	$1,000.00	$1,086.92	$12.26	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,088.04	$11.65	$1,000.00	$1,013.64	$11.23	2.25%
Class I#	$1,000.00	$1,093.13	$6.90	$1,000.00	$1,018.20	$6.66	1.33%
Focused Small-Cap Value
Class A	$1,000.00	$1,108.16	$7.89	$1,000.00	$1,017.31	$7.55	1.51%
Class B#	$1,000.00	$1,102.79	$12.36	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,104.08	$11.63	$1,000.00	$1,013.74	$11.13	2.23%
Focused Dividend Strategy
Class A	$1,000.00	$1,191.29	$5.32	$1,000.00	$1,019.93	$4.91	0.98%
Class B	$1,000.00	$1,187.52	$8.90	$1,000.00	$1,016.66	$8.20	1.64%
Class C	$1,000.00	$1,186.83	$8.84	$1,000.00	$1,016.71	$8.15	1.63%
SunAmerica Strategic Value
Class A	$1,000.00	$1,149.22	$7.78	$1,000.00	$1,017.55	$7.30	1.46%
Class B#	$1,000.00	$1,143.98	$12.60	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,145.63	$11.33	$1,000.00	$1,014.23	$10.64	2.13%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectus, your retirement plan document and/or materials from your financial adviser for more information.

EXPENSE EXAMPLE — April 30, 2013 — (unaudited) (continued)

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2013" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2013" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2013 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$276,409,829	$131,552,007
Investments at value (affiliated)*	361,658,316	177,861,949	—	—
Repurchase agreements (cost approximates value)	—	—	4,850,000	6,433,000
Total investments	361,658,316	177,861,949	281,259,829	137,985,007
Cash	—	—	464	386,106
Foreign cash*	—	—	—	—
Receivable for:
Fund shares sold	22,462	53,384	32,737	29,206
Dividends and interest	—	—	38,628	7,782
Investments sold	—	—	22,114,789	3,194,242
Prepaid expenses and other assets	4,500	4,506	5,574	4,968
Total assets	361,685,278	177,919,839	303,452,021	141,607,311
LIABILITIES:
Payable for:
Fund shares redeemed	827,227	409,794	250,894	107,409
Investments purchased	—	—	22,124,205	4,202,629
Investment advisory and management fees	29,524	14,434	172,489	83,985
Distribution and service maintenance fees	98,301	46,120	118,632	50,010
Transfer agent fees and expenses	8,802	2,309	51,772	29,308
Directors' fees and expenses	5,746	2,284	10,294	4,920
Other accrued expenses	97,843	69,648	166,628	114,968
Due to investment adviser from expense recoupment	79	799	—	944
Total liabilities	1,067,522	545,388	22,894,914	4,594,173
Net Assets	$360,617,756	$177,374,451	$280,557,107	$137,013,138
*Cost
Investments (unaffiliated)	$—	$—	$251,189,321	$120,110,305
Investments (affiliated)	$349,699,064	$161,123,266	$—	$—
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2013 — (unaudited) (continued)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$2,559	$1,278	$1,423	$1,048
Paid-in capital	625,349,357	237,279,158	299,146,685	211,228,555
	625,351,916	237,280,436	299,148,108	211,229,603
Accumulated undistributed net investment income (loss)	(800,492)	(193,485)	(1,805,273)	(2,521,059)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(275,892,920)	(76,451,183)	(42,006,236)	(83,137,108)
Unrealized appreciation (depreciation) on investments	11,959,252	16,738,683	25,220,508	11,441,702
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net Assets	$360,617,756	$177,374,451	$280,557,107	$137,013,138
Class A:
Net assets	$177,098,967	$89,914,828	$208,597,784	$116,547,428
Shares outstanding	12,538,820	6,458,156	10,305,999	8,689,061
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.12	$13.92	$20.24	$13.41
Maximum sales charge (5.75% of offering price)	0.86	0.85	1.23	0.82
Maximum offering price to public	$14.98	$14.77	$21.47	$14.23
Class B:
Net assets	$44,902,544	$20,694,024	$11,721,003	$6,840,405
Shares outstanding	3,194,563	1,498,805	641,126	601,189
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.06	$13.81	$18.28	$11.38
Class C:
Net assets	$138,176,522	$66,039,673	$60,097,002	$13,289,212
Shares outstanding	9,824,943	4,767,151	3,274,027	1,169,296
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.06	$13.85	$18.36	$11.37
Class I:
Net assets	$439,723	$725,926	$—	$336,093
Shares outstanding	31,140	52,056	—	24,273
Net asset value, offering and redemption price per share	$14.12	$13.95	$—	$13.85
Class Z:
Net assets	$—	$—	$141,318	$—
Shares outstanding	—	—	6,492	—
Net asset value, offering and redemption price per share	$—	$—	$21.77	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2013 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$98,201,535	$3,582,434,911	$165,698,812
Investments at value (affiliated)*	—	527,622,243	—
Repurchase agreements (cost approximates value)	841,000	75,001,000	2,031,000
Total investments	99,042,535	4,185,058,154	167,729,812
Cash	277	994	271
Foreign cash*	—	—	73
Receivable for:
Fund shares sold	10,027	44,654,646	9,348
Dividends and interest	64,363	8,014,787	219,871
Investments sold	1,358,190	—	—
Prepaid expenses and other assets	16,032	12,460	5,071
Total assets	100,491,424	4,237,741,041	167,964,446
LIABILITIES:
Payable for:
Fund shares redeemed	111,465	6,795,890	161,359
Investments purchased	1,096,305	75,206,537	—
Investment advisory and management fees	60,861	1,130,728	102,701
Distribution and service maintenance fees	39,045	1,794,864	73,704
Transfer agent fees and expenses	19,867	721,309	13,619
Directors' fees and expenses	2,039	9,626	3,112
Other accrued expenses	47,436	151,505	71,551
Due to investment adviser from expense recoupment	789	—	900
Total liabilities	1,377,807	85,810,459	426,946
Net Assets	$99,113,617	$4,151,930,582	$167,537,500
*Cost
Investments (unaffiliated)	$88,197,568	$3,037,099,534	$152,618,193
Investments (affiliated)	$—	$378,761,471	$—
Foreign cash	$—	$—	$75

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2013 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$649	$27,289	$844
Paid-in capital	144,166,507	3,411,433,573	271,474,555
	144,167,156	3,411,460,862	271,475,399
Accumulated undistributed net investment income (loss)	120,028	7,338,273	467,123
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(55,177,534)	38,935,298	(117,485,639)
Unrealized appreciation (depreciation) on investments	10,003,967	694,196,149	13,080,619
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(2)
Net Assets	$99,113,617	$4,151,930,582	$167,537,500
Class A:
Net assets	$79,216,657	$2,833,092,252	$119,155,661
Shares outstanding	5,058,284	185,927,879	5,878,396
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.66	$15.24	$20.27
Maximum sales charge (5.75% of offering price)	0.96	0.93	1.24
Maximum offering price to public	$16.62	$16.17	$21.51
Class B:
Net assets	$4,181,614	$165,796,856	$6,943,331
Shares outstanding	302,067	10,931,482	367,488
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.84	$15.17	$18.89
Class C:
Net assets	$15,715,346	$1,153,041,474	$41,438,508
Shares outstanding	1,129,828	76,032,430	2,193,884
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.91	$15.17	$18.89
Class I:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
Class Z:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2013 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$2,178,499	$235,341
Dividends (affiliated)	2,361,308	1,251,708	—	—
Interest (unaffiliated)	—	—	508	12,226
Total investment income*	2,361,308	1,251,708	2,179,007	247,567
Expenses:
Investment advisory and management fees	183,049	86,546	1,048,803	501,581
Distribution and service maintenance fees:
Class A	—	—	363,196	197,616
Class B	157,970	68,159	60,402	34,653
Class C	465,208	210,752	299,561	67,905
Service fees Class I	—	—	—	400
Transfer agent fees and expenses:
Class A	31,657	14,022	270,183	150,480
Class B	10,085	4,695	18,846	11,638
Class C	14,910	6,458	75,440	18,614
Class I	447	73	—	352
Class Z	—	—	74	—
Registration fees:
Class A	12,919	10,711	10,410	11,568
Class B	8,789	7,583	5,964	7,153
Class C	11,416	9,757	7,221	7,592
Class I	235	5,088	—	6,851
Custodian and accounting fees	10,116	10,116	45,119	32,588
Reports to shareholders	46,856	14,595	30,256	7,434
Audit and tax fees	16,137	16,137	15,591	15,548
Legal fees	8,561	8,217	6,959	5,296
Directors' fees and expenses	15,529	6,664	9,045	4,445
Interest expense	—	—	—	—
Other expenses	9,741	9,274	9,259	12,360
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,003,625	488,847	2,276,329	1,094,074
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(490)	(9,342)	—	(8,234)
Fees paid indirectly (Note 7)	—	—	(12,113)	(430)
Net expenses	1,003,135	479,505	2,264,216	1,085,410
Net investment income (loss)	1,358,173	772,203	(85,209)	(837,843)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	17,931,749	4,498,155
Net realized gain (loss) on investments (affiliated)	4,145,843	1,948,704	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	4,318,243	2,649,531	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	8,464,086	4,598,235	17,931,749	4,498,155
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	5,962,892	8,010,630
Change in unrealized appreciation (depreciation) on investments (affiliated)	21,604,071	8,672,342	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	21,604,071	8,672,342	5,962,892	8,010,630
Net realized and unrealized gain (loss) on investments and foreign currencies	30,068,157	13,270,577	23,894,641	12,508,785
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,426,330	$14,042,780	$23,809,432	$11,670,942
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$4,641	$427

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2013 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,844,118	$61,557,097	$2,376,234
Dividends (affiliated)	—	12,447,074	—
Interest (unaffiliated)	255	10,080	58
Total investment income*	1,844,373	74,014,251	2,376,292
Expenses:
Investment advisory and management fees	361,161	5,666,384	608,407
Distribution and service maintenance fees:
Class A	133,008	3,904,642	201,540
Class B	22,130	668,837	35,556
Class C	79,394	4,364,711	199,826
Service fees Class I	—	—	—
Transfer agent fees and expenses:
Class A	91,971	2,527,255	143,832
Class B	6,978	150,613	10,470
Class C	20,090	984,348	48,647
Class I	—	—	—
Class Z	—	—	—
Registration fees:
Class A	9,820	98,326	10,234
Class B	6,571	10,258	6,605
Class C	6,945	35,449	7,617
Class I	—	—	—
Custodian and accounting fees	24,079	270,047	27,129
Reports to shareholders	5,832	277,035	11,784
Audit and tax fees	19,316	21,726	19,755
Legal fees	6,499	31,426	5,808
Directors' fees and expenses	2,860	135,911	5,411
Interest expense	—	—	275
Other expenses	9,235	45,089	7,536
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	805,889	19,192,057	1,350,432
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(2,971)	—	1,538
Fees paid indirectly (Note 7)	(943)	—	—
Net expenses	801,975	19,192,057	1,351,970
Net investment income (loss)	1,042,398	54,822,194	1,024,322
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(3,408,134)	41,681,314	16,098,679
Net realized gain (loss) on investments (affiliated)	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(469)	—	—
Net realized gain (loss) on investments and foreign currencies	(3,408,603)	41,681,314	16,098,679
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	12,173,583	429,596,046	5,530,224
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	68,728,658	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	849	—	—
Net unrealized gain (loss) on investments and foreign currencies	12,174,432	498,324,704	5,530,224
Net realized and unrealized gain (loss) on investments and foreign currencies	8,765,829	540,006,018	21,628,903
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,808,227	$594,828,212	$22,653,225
*Net of foreign withholding taxes on interest and dividends of	$678	$—	$—

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,358,173	$3,758,714	$772,203	$1,598,889	$(85,209)	$(1,884,770)
Net realized gain (loss) on investments and foreign currencies	8,464,086	16,864,031	4,598,235	7,499,699	17,931,749	28,048,935
Net unrealized gain (loss) on investments and foreign currencies	21,604,071	(27,404,034)	8,672,342	(1,357,866)	5,962,892	255,873
Net increase (decrease) in net assets resulting from operations	31,426,330	(6,781,289)	14,042,780	7,740,722	23,809,432	26,420,038
Distributions to shareholders from:
Net investment income (Class A)	(1,969,876)	(3,959,730)	(626,277)	(1,967,145)	—	—
Net investment income (Class B)	(162,399)	(1,093,224)	(119,348)	(498,731)	—	—
Net investment income (Class C)	(604,613)	(2,624,707)	(366,416)	(1,229,384)	—	—
Net investment income (Class I)	(4,437)	(8,329)	(5,381)	(15,797)	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(2,741,325)	(7,685,990)	(1,117,422)	(3,711,057)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(51,393,017)	(100,733,571)	(12,405,055)	(27,681,224)	(25,617,277)	(44,476,575)
Total increase (decrease) in net assets	(22,708,012)	(115,200,850)	520,303	(23,651,559)	(1,807,845)	(18,056,537)
NET ASSETS:
Beginning of period	383,325,768	498,526,618	176,854,148	200,505,707	282,364,952	300,421,489
End of period†	$360,617,756	$383,325,768	$177,374,451	$176,854,148	$280,557,107	$282,364,952
†Includes accumulated undistributed net investment income (loss)	$(800,492)	$582,660	$(193,485)	$151,734	$(1,805,273)	$(1,720,064)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Small-Cap Growth Portfolio		Focused Small-Cap Value Portfolio
	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(837,843)	$(1,982,711)	$1,042,398	$(189,605)
Net realized gain (loss) on investments and foreign currencies	4,498,155	3,999,644	(3,408,603)	(2,507,533)
Net unrealized gain (loss) on investments and foreign currencies	8,010,630	(810,652)	12,174,432	(12,475,186)
Net increase (decrease) in net assets resulting from operations	11,670,942	1,206,281	9,808,227	(15,172,324)
Distributions to shareholders from:
Net investment income (Class A)	—	—	(665,194)	(1,101,648)
Net investment income (Class B)	—	—	—	(33,971)
Net investment income (Class C)	—	—	(27,048)	(147,690)
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	—	(12,578,753)	—	—
Net realized gain on securities (Class B)	—	(1,268,237)	—	—
Net realized gain on securities (Class C)	—	(2,196,724)	—	—
Net realized gain on securities (Class I)	—	(34,926)	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	—	(16,078,640)	(692,242)	(1,283,309)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(10,192,104)	3,601,217	(7,211,091)	(19,985,039)
Total increase (decrease) in net assets	1,478,838	(11,271,142)	1,904,894	(36,440,672)
NET ASSETS:
Beginning of period	135,534,300	146,805,442	97,208,723	133,649,395
End of period†	$137,013,138	$135,534,300	$99,113,617	$97,208,723
†Includes accumulated undistributed net investment income (loss)	$(2,521,059)	$(1,683,216)	$120,028	$(230,128)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		SunAmerica Strategic Value Portfolio
	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$54,822,194	$47,559,874	$1,024,322	$1,497,937
Net realized gain (loss) on investments and foreign currencies	41,681,314	47,952,627	16,098,679	1,245,684
Net unrealized gain (loss) on investments and foreign currencies	498,324,704	141,748,692	5,530,224	17,604,421
Net increase (decrease) in net assets resulting from operations	594,828,212	237,261,193	22,653,225	20,348,042
Distributions to shareholders from:
Net investment income (Class A)	(37,201,729)	(34,806,814)	(1,536,635)	(202,834)
Net investment income (Class B)	(1,806,991)	(1,753,574)	(24,901)	—
Net investment income (Class C)	(11,872,018)	(10,094,011)	(285,758)	—
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	(24,824,085)	—	—	—
Net realized gain on securities (Class B)	(1,520,401)	—	—	—
Net realized gain on securities (Class C)	(9,588,372)	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	(86,813,596)	(46,654,399)	(1,847,294)	(202,834)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	897,538,511	1,526,846,758	(15,422,921)	(7,295,886)
Total increase (decrease) in net assets	1,405,553,127	1,717,453,552	5,383,010	12,849,322
NET ASSETS:
Beginning of period	2,746,377,455	1,028,923,903	162,154,490	149,305,168
End of period†	$4,151,930,582	$2,746,377,455	$167,537,500	$162,154,490
†Includes accumulated undistributed net investment income (loss)	$7,338,273	$3,396,817	$467,123	$1,290,095

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
10/31/08	$20.82	$0.16	$(6.28)	$(6.12)	$(0.70)	$—	$(3.25)	$(3.95)	$10.75	(35.56)%	$156,584	0.18%		1.06%		10%
10/31/09	10.75	0.23	1.43	1.66	(0.32)	—	—	(0.32)	12.09	16.06	156,759	0.23		2.15		30
10/31/10	12.09	0.16	1.06	1.22	(0.19)	—	—	(0.19)	13.12	10.20	149,761	0.20		1.25		26
10/31/11	13.12	0.23	0.41 (5)	0.64	(0.23)	—	—	(0.23)	13.53	4.89	209,239	0.20		1.52		43
10/31/12	13.53	0.16	(0.34)	(0.18)	(0.26)	—	—	(0.26)	13.09	(1.30)	178,458	0.21		1.17		46
04/30/13(7)	13.09	0.07	1.11	1.18	(0.15)	—	—	(0.15)	14.12	9.10	177,099	0.21	(8)	1.07	(8)	6
Class B
10/31/08	$20.60	$0.05	$(6.20)	$(6.15)	$(0.57)	$—	$(3.25)	$(3.82)	$10.63	(35.95)%	$95,631	0.83%		0.36%		10%
10/31/09	10.63	0.16	1.42	1.58	(0.23)	—	—	(0.23)	11.98	15.26	92,164	0.88		1.52		30
10/31/10	11.98	0.08	1.04	1.12	(0.11)	—	—	(0.11)	12.99	9.45	84,177	0.85		0.62		26
10/31/11	12.99	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.40	4.22	88,261	0.85		0.96		43
10/31/12	13.40	0.09	(0.35)	(0.26)	(0.17)	—	—	(0.17)	12.97	(1.90)	52,914	0.86		0.64		46
04/30/13(7)	12.97	0.03	1.10	1.13	(0.04)	—	—	(0.04)	14.06	8.75	44,903	0.89	(8)	0.43	(8)	6
Class C
10/31/08	$20.61	$0.07	$(6.23)	$(6.16)	$(0.57)	$—	$(3.25)	$(3.82)	$10.63	(35.98)%	$211,343	0.82%		0.44%		10%
10/31/09	10.63	0.17	1.42	1.59	(0.22)	—	—	(0.22)	12.00	15.39	194,402	0.87		1.56		30
10/31/10	12.00	0.08	1.04	1.12	(0.11)	—	—	(0.11)	13.01	9.43	170,291	0.84		0.64		26
10/31/11	13.01	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.42	4.22	200,496	0.84		0.94		43
10/31/12	13.42	0.08	(0.34)	(0.26)	(0.18)	—	—	(0.18)	12.98	(1.91)	151,553	0.84		0.58		46
04/30/13(7)	12.98	0.03	1.10	1.13	(0.05)	—	—	(0.05)	14.06	8.77	138,177	0.85	(8)	0.45	(8)	6
Class I
08/15/11-10/31/11(6)	$13.54	$(0.01)	$(0.00)	$(0.01)	$—	$—	$—	$—	$13.53	(0.07)%	$530	0.25	%(4)(8)	(0.40	)%(4)(8)	43%
10/31/12	13.53	0.14	(0.32)	(0.18)	(0.26)	—	—	(0.26)	13.09	(1.31)	401	0.25	(4)	1.09	(4)	46
04/30/13(7)	13.09	0.07	1.10	1.17	(0.14)	—	—	(0.14)	14.12	9.05	440	0.25	(4)(8)	1.00	(4)(8)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11(7)	10/31/12	04/30/13(7)(8)
Focused Multi-Asset Strategy I	2.20%	0.06%	0.24%

(5)  Includes the effect of a merger.

(6)  Inception date of class.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
10/31/08	$17.74	$0.29	$(4.90)		$(4.61)	$(0.63)	$—	$(2.26)	$(2.89)	$10.24	(30.44)%	$84,727	0.19%		2.09%		20%
10/31/09	10.24	0.17	1.10		1.27	(0.19)	—	—	(0.19)	11.32	12.66	83,178	0.25		1.71		46
10/31/10	11.32	0.11	1.05		1.16	(0.14)	—	—	(0.14)	12.34	10.29	78,519	0.22		0.97		13
10/31/11	12.34	0.18	0.39	(5)	0.57	(0.26)	—	—	(0.26)	12.65	4.69	91,505	0.22		1.46		41
10/31/12	12.65	0.15	0.40		0.55	(0.28)	—	—	(0.28)	12.92	4.47	87,715	0.22		1.17		22
04/30/13(6)	12.92	0.08	1.01		1.09	(0.09)	—	—	(0.09)	13.92	8.53	89,915	0.23	(7)	1.22	(7)	34
Class B
10/31/08	$17.71	$0.21	$(4.90)		$(4.69)	$(0.54)	$—	$(2.26)	$(2.80)	$10.22	(30.91)%	$54,611	0.84%		1.51%		20%
10/31/09	10.22	0.12	1.07		1.19	(0.13)	—	—	(0.13)	11.28	11.89	46,610	0.90		1.12		46
10/31/10	11.28	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.27	9.58	40,267	0.88		0.32		13
10/31/11	12.27	0.12	0.37	(5)	0.49	(0.18)	—	—	(0.18)	12.58	4.00	31,679	0.89		0.94		41
10/31/12	12.58	0.07	0.39		0.46	(0.21)	—	—	(0.21)	12.83	3.74	21,819	0.89		0.57		22
04/30/13(6)	12.83	0.04	1.01		1.05	(0.07)	—	—	(0.07)	13.81	8.25	20,694	0.90	(4)(7)	0.54	(4)(7)	34
Class C
10/31/08	$17.74	$0.21	$(4.90)		$(4.69)	$(0.54)	$—	$(2.26)	$(2.80)	$10.25	(30.85)%	$103,814	0.82%		1.51%		20%
10/31/09	10.25	0.12	1.07		1.19	(0.13)	—	—	(0.13)	11.31	11.87	89,888	0.87		1.13		46
10/31/10	11.31	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.30	9.56	79,526	0.86		0.35		13
10/31/11	12.30	0.11	0.39	(5)	0.50	(0.18)	—	—	(0.18)	12.62	4.10	76,544	0.86		0.88		41
10/31/12	12.62	0.07	0.40		0.47	(0.21)	—	—	(0.21)	12.88	3.82	66,580	0.86		0.54		22
04/30/13(6)	12.88	0.04	1.00		1.04	(0.07)	—	—	(0.07)	13.85	8.14	66,040	0.88	(7)	0.57	(7)	34
Class I
10/31/08	$17.73	$0.28	$(4.87)		$(4.59)	$(0.64)	$—	$(2.26)	$(2.90)	$10.24	(30.36)%	$1,619	0.15	%(4)	2.08	%(4)	20%
10/31/09	10.24	0.22	1.05		1.27	(0.20)	—	—	(0.20)	11.31	12.66	901	0.15	(4)	2.11	(4)	46
10/31/10	11.31	0.11	1.05		1.16	(0.11)	—	—	(0.11)	12.36	10.36	891	0.18	(4)	0.96	(4)	13
10/31/11	12.36	0.19	0.38	(5)	0.57	(0.26)	—	—	(0.26)	12.67	4.65	778	0.25	(4)	1.48	(4)	41
10/31/12	12.67	0.14	0.40		0.54	(0.27)	—	—	(0.27)	12.94	4.43	740	0.25	(4)	1.11	(4)	22
04/30/13(6)	12.94	0.08	1.02		1.10	(0.09)	—	—	(0.09)	13.95	8.58	726	0.25	(4)(7)	1.20	(4)(7)	34

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(6)(7)
Focused Balanced Strategy B	—%	—%	—%	—%	—%	0.04%
Focused Balanced Strategy I	0.34	0.94	1.46	1.03	1.32	1.33

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
Class A
10/31/08	$21.97	$(0.10)	$(8.63)		$(8.73)	$—	$—	$—	$—	$13.24	(39.74)%	$216,740	1.55	%(3)	(0.54	)%(3)	162%
10/31/09	13.24	(0.03)	1.90		1.87	—	—	—	—	15.11	14.12	202,257	1.50	(4)	(0.22	)(4)	56
10/31/10	15.11	(0.07)	1.87	(5)	1.80	—	—	—	—	16.91	11.91 (6)	283,123	1.45	(4)	(0.39	)(4)	101
10/31/11	16.91	(0.07)	0.17		0.10	—	—	—	—	17.01	0.59	212,436	1.46	(4)	(0.39	)(4)	237
10/31/12	17.01	(0.08)	1.66		1.58	—	—	—	—	18.59	9.29	208,921	1.47	(4)	(0.47	)(4)	338
04/30/13(7)	18.59	0.01	1.64		1.65	—	—	—	—	20.24	8.88	208,598	1.45	(4)(8)	0.10	(4)(8)	181
Class B
10/31/08	$20.63	$(0.21)	$(8.07)		$(8.28)	$—	$—	$—	$—	$12.35	(40.14)%	$56,863	2.19	%(3)	(1.17	)%(3)	162%
10/31/09	12.35	(0.11)	1.76		1.65	—	—	—	—	14.00	13.36	37,695	2.21	(4)	(0.90	)(4)	56
10/31/10	14.00	(0.20)	1.76	(5)	1.56	—	—	—	—	15.56	11.14 (6)	28,175	2.16	(4)	(1.07	)(4)	101
10/31/11	15.56	(0.18)	0.16		(0.02)	—	—	—	—	15.54	(0.13)	18,253	2.17	(4)	(1.10	)(4)	237
10/31/12	15.54	(0.20)	1.51		1.31	—	—	—	—	16.85	8.43	12,455	2.22	(4)	(1.21	)(4)	338
04/30/13(7)	16.85	(0.06)	1.49		1.43	—	—	—	—	18.28	8.49	11,721	2.24	(4)(8)	(0.68	)(4)(8)	181
Class C
10/31/08	$20.65	$(0.21)	$(8.08)		$(8.29)	$—	$—	$—	$—	$12.36	(40.15)%	$106,568	2.19	%(3)	(1.17	)%(3)	162%
10/31/09	12.36	(0.11)	1.77		1.66	—	—	—	—	14.02	13.43	90,940	2.16	(4)	(0.87	)(4)	56
10/31/10	14.02	(0.17)	1.74	(5)	1.57	—	—	—	—	15.59	11.20 (6)	87,620	2.11	(4)	(1.03	)(4)	101
10/31/11	15.59	(0.17)	0.16		(0.01)	—	—	—	—	15.58	(0.06)	69,454	2.12	(4)	(1.05	)(4)	237
10/31/12	15.58	(0.19)	1.52		1.33	—	—	—	—	16.91	8.54	60,840	2.13	(4)	(1.13	)(4)	338
04/30/13(7)	16.91	(0.05)	1.50		1.45	—	—	—	—	18.36	8.57	60,097	2.11	(4)(8)	(0.55	)(4)(8)	181
Class Z
10/31/08	$22.89	$0.01	$(9.04)		$(9.03)	$—	$—	$—	$—	$13.86	(39.45)%	$64,392	0.95	%(3)	0.03	%(3)	162%
10/31/09	13.86	0.06	2.00		2.06	—	—	—	—	15.92	14.86	67,187	0.87	(4)	0.41	(4)	56
10/31/10	15.92	0.04	1.97	(5)	2.01	—	—	—	—	17.93	12.63 (6)	74,278	0.84	(4)	0.24	(4)	101
10/31/11	17.93	0.20	0.02		0.22	—	—	—	—	18.15	1.23	278	0.83	(4)	0.56	(4)	237
10/31/12	18.15	0.03	1.76		1.79	—	—	—	—	19.94	9.86	149	0.91	(4)	0.15	(4)	338
04/30/13(7)	19.94	0.07	1.76		1.83	—	—	—	—	21.77	9.18	141	0.93	(4)(8)	0.64	(4)(8)	181

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

10/31/08
Focused Large-Cap Growth A	0.01%
Focused Large-Cap Growth B	0.01
Focused Large-Cap Growth C	0.01
Focused Large-Cap Growth Z	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(7)(8)
Focused Large-Cap Growth A	0.00%	0.00%	0.00%	0.02%	0.01%
Focused Large-Cap Growth B	0.00	0.00	0.00	0.02	0.01
Focused Large-Cap Growth C	0.00	0.00	0.00	0.02	0.01
Focused Large-Cap Growth Z	0.00	0.00	0.00	0.02	0.01

(5)  Includes the effect of a merger.

(6)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
Class A
10/31/08	$19.95	$(0.18)	$(6.35)		$(6.53)	$—	$—	$(3.05)	$(3.05)	$10.37	(38.04)%	$97,082	1.72	%(3)	(1.22	)%(3)	56%
10/31/09	10.37	(0.13)	1.31		1.18	—	—	—	—	11.55	11.38	89,542	1.72	(3)	(1.24	)(3)	7
10/31/10	11.55	(0.32)	1.71	(5)	1.39	—	—	—	—	12.94	12.03	143,182	1.58	(3)	(1.13	)(3)	261
10/31/11	12.94	(0.17)	1.04		0.87	—	—	—	—	13.81	6.72	117,930	1.49		(1.14)		199
10/31/12	13.81	(0.16)	0.15		(0.01)	—	—	(1.51)	(1.51)	12.29	0.63	113,933	1.52		(1.23)		223
04/30/13(6)	12.29	(0.07)	1.19		1.12	—	—	—	—	13.41	9.11	116,547	1.50	(7)	(1.13	)(7)	114
Class B
10/31/08	$18.31	$(0.24)	$(5.73)		$(5.97)	$—	$—	$(3.05)	$(3.05)	$9.29	(38.45)%	$13,557	2.37	%(3)	(1.85	)%(3)	56%
10/31/09	9.29	(0.17)	1.15		0.98	—	—	—	—	10.27	10.55	10,636	2.37	(3)	(1.89	)(3)	7
10/31/10	10.27	(0.37)	1.52	(5)	1.15	—	—	—	—	11.42	11.20	13,627	2.37	(3)	(1.89	)(3)	261
10/31/11	11.42	(0.26)	0.93		0.67	—	—	—	—	12.09	5.87	10,480	2.37	(3)	(2.02	)(3)	199
10/31/12	12.09	(0.23)	0.12		(0.11)	—	—	(1.51)	(1.51)	10.47	(0.21)	7,079	2.30	(3)	(2.02	)(3)	223
04/30/13(6)	10.47	(0.11)	1.02		0.91	—	—	—	—	11.38	8.69	6,840	2.37	(3)(7)	(2.00	)(3)(7)	114
Class C
10/31/08	$18.24	$(0.24)	$(5.70)		$(5.94)	$—	$—	$(3.05)	$(3.05)	$9.25	(38.43)%	$28,766	2.37	%(3)	(1.85	)%(3)	56%
10/31/09	9.25	(0.17)	1.15		0.98	—	—	—	—	10.23	10.59	21,727	2.37	(3)	(1.89	)(3)	7
10/31/10	10.23	(0.27)	1.42	(5)	1.15	—	—	—	—	11.38	11.24	22,208	2.37	(3)	(1.90	)(3)	261
10/31/11	11.38	(0.24)	0.92		0.68	—	—	—	—	12.06	5.98	18,068	2.23	(3)	(1.87	)(3)	199
10/31/12	12.06	(0.21)	0.11		(0.10)	—	—	(1.51)	(1.51)	10.45	(0.11)	14,211	2.21		(1.93)		223
04/30/13(6)	10.45	(0.10)	1.02		0.92	—	—	—	—	11.37	8.80	13,289	2.25	(7)	(1.88	)(7)	114
Class I
10/31/08	$20.29	$(0.16)	$(6.48)		$(6.64)	$—	$—	$(3.05)	$(3.05)	$10.60	(37.93)%	$6,144	1.62	%(3)	(1.09	)%(3)	56%
10/31/09	10.60	(0.11)	1.31		1.20	—	—	—	—	11.80	11.32	1,384	1.62	(3)	(1.03	)(3)	7
10/31/10	11.80	(0.15)	1.61	(5)	1.46	—	—	—	—	13.26	12.37	320	1.38	(3)	(1.04	)(3)	261
10/31/11	13.26	(0.15)	1.06		0.91	—	—	—	—	14.17	6.86	328	1.33	(3)	(0.98	)(3)	199
10/31/12	14.17	(0.14)	0.15		0.01	—	—	(1.51)	(1.51)	12.67	0.76	311	1.33	(3)	(1.05	)(3)	223
04/30/13(6)	12.67	(0.06)	1.24		1.18	—	—	—	—	13.85	9.31	336	1.33	(3)(7)	(0.96	)(3)(7)	114

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(6)(7)
Focused Small-Cap Growth A	0.03%	0.04%	(0.05)%	—%	—%	—%
Focused Small-Cap Growth B	0.12	0.18	(0.04)	(0.15)	(0.01)	0.04
Focused Small-Cap Growth C	0.05	0.09	(0.12)	(0.06)	—	—
Focused Small-Cap Growth I	0.11	0.44	1.76	2.02	2.64	4.25

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(6)(7)
Focused Small-Cap Growth A	0.02%	0.01%	0.02%	0.01%	0.00%	0.00%
Focused Small-Cap Growth B	0.02	0.01	0.02	0.01	0.00	0.00
Focused Small-Cap Growth C	0.02	0.01	0.02	0.01	0.00	0.00
Focused Small-Cap Growth I	0.02	0.01	0.02	0.01	0.00	0.00

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
Class A
10/31/08	$19.81	$0.06	$(7.08)	$(7.02)	$—	$—	$(1.80)	$(1.80)	$10.99	(38.76)%	$131,033	1.71	%(5)	0.39	%(5)	240%
10/31/09	10.99	0.06	1.14 (6)	1.20	(0.03)	—	—	(0.03)	12.16	11.00	130,879	1.48		0.57		293
10/31/10	12.16	(0.04)	3.02	2.98	(0.24)	—	—	(0.24)	14.90	24.89	91,574	1.47		(0.30)		237
10/31/11	14.90	(0.08)	2.10	2.02	(0.47)	—	—	(0.47)	16.45	13.56 (7)	99,040	1.48		(0.45)		246
10/31/12	16.45	(0.00)	(2.00)	(2.00)	(0.19)	—	—	(0.19)	14.26	(12.17)	75,702	1.51		(0.01)		232
04/30/13(8)	14.26	0.17	1.36	1.53	(0.13)	—	—	(0.13)	15.66	10.82	79,217	1.51	(9)	2.29	(9)	137
Class B
10/31/08	$18.00	$(0.04)	$(6.34)	$(6.38)	$—	$—	$(1.80)	$(1.80)	$9.82	(39.14)%	$14,771	2.37	%(3)(5)	(0.27	)%(3)(5)	240%
10/31/09	9.82	(0.03)	1.01 (6)	0.98	—	—	—	—	10.80	9.98	11,477	2.37	(3)	(0.32	)(3)	293
10/31/10	10.80	(0.15)	2.69	2.54	(0.18)	—	—	(0.18)	13.16	23.80	8,789	2.37	(3)	(1.21	)(3)	237
10/31/11	13.16	(0.19)	1.86	1.67	(0.35)	—	—	(0.35)	14.48	12.65 (7)	7,844	2.27	(3)	(1.25	)(3)	246
10/31/12	14.48	(0.12)	(1.74)	(1.86)	(0.07)	—	—	(0.07)	12.55	(12.88)	4,751	2.36		(0.87)		232
04/30/13(8)	12.55	0.11	1.18	1.29	—	—	—	—	13.84	10.28	4,182	2.37	(3)(9)	1.65	(3)(9)	137
Class C
10/31/08	$18.06	$(0.04)	$(6.36)	$(6.40)	$—	$—	$(1.80)	$(1.80)	$9.86	(39.12)%	$31,526	2.37	%(3)(5)	(0.27	)%(3)(5)	240%
10/31/09	9.86	(0.01)	1.01 (6)	1.00	—	—	—	—	10.86	10.14	30,083	2.19		(0.16)		293
10/31/10	10.86	(0.12)	2.69	2.57	(0.17)	—	—	(0.17)	13.26	24.02	25,066	2.18		(1.02)		237
10/31/11	13.26	(0.17)	1.87	1.70	(0.40)	—	—	(0.40)	14.56	12.81 (7)	26,766	2.16		(1.14)		246
10/31/12	14.56	(0.10)	(1.76)	(1.86)	(0.08)	—	—	(0.08)	12.62	(12.75)	16,756	2.20		(0.70)		232
04/30/13(8)	12.62	0.11	1.20	1.31	(0.02)	—	—	(0.02)	13.91	10.41	15,715	2.23	(9)	1.69	(9)	137

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11	04/30/13(8)(9)
Focused Small-Cap Value B	0.05%	(0.11)%	(0.09)%	(0.01)%	0.13%
Focused Small-Cap Value C	0.00	—	—	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(8)(9)
Focused Small-Cap Value A	0.02%	0.04%	0.02%	0.02%	0.02%	0.00%
Focused Small-Cap Value B	0.02	0.04	0.02	0.02	0.02	0.00
Focused Small-Cap Value C	0.02	0.04	0.02	0.02	0.02	0.00

(5)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

(6)  Includes the effect of a merger.

(7)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(8)  Unaudited

(9)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
10/31/08	$15.13	$0.41	$(4.80)	$(4.39)	$(0.48)	$—	$(2.62)	$(3.10)	$7.64	(35.09)%	$57,806	0.95	%(3)(4)	4.13	%(3)(4)	57%
10/31/09	7.64	0.31	1.50	1.81	(0.30)	—	—	(0.30)	9.15	24.63	69,740	0.95	(3)	4.13	(3)	84
10/31/10	9.15	0.31	1.76	2.07	(0.31)	—	—	(0.31)	10.91	22.87	264,368	0.95	(3)	3.22	(3)	28
10/31/11	10.91	0.31	0.63	0.94	(0.30)	—	—	(0.30)	11.55	8.67	726,140	1.00	(3)	2.88	(3)	29
10/31/12	11.55	0.34	1.63	1.97	(0.34)	—	—	(0.34)	13.18	17.27	1,916,051	0.98		2.76		20
04/30/13(5)	13.18	0.24	2.23	2.47	(0.24)	—	(0.17)	(0.41)	15.24	19.13	2,833,092	0.98	(6)	3.60	(6)	36
Class B
10/31/08	$15.09	$0.37	$(4.82)	$(4.45)	$(0.41)	$—	$(2.62)	$(3.03)	$7.61	(35.55)%	$16,964	1.60	%(3)(4)	3.48	%(3)(4)	57%
10/31/09	7.61	0.26	1.49	1.75	(0.25)	—	—	(0.25)	9.11	23.80	15,657	1.60	(3)	3.53	(3)	84
10/31/10	9.11	0.26	1.73	1.99	(0.23)	—	—	(0.23)	10.87	22.11	26,434	1.60	(3)	2.64	(3)	28
10/31/11	10.87	0.24	0.62	0.86	(0.22)	—	—	(0.22)	11.51	8.01	53,211	1.66	(3)	2.21	(3)	29
10/31/12	11.51	0.26	1.61	1.87	(0.26)	—	—	(0.26)	13.12	16.44	114,794	1.64		2.12		20
04/30/13(5)	13.12	0.20	2.21	2.41	(0.19)	—	(0.17)	(0.36)	15.17	18.75	165,797	1.64	(6)	2.95	(6)	36
Class C
10/31/08	$15.08	$0.37	$(4.81)	$(4.44)	$(0.41)	$—	$(2.62)	$(3.03)	$7.61	(35.50)%	$41,457	1.60	%(3)(4)	3.49	%(3)(4)	57%
10/31/09	7.61	0.26	1.50	1.76	(0.25)	—	—	(0.25)	9.12	23.93	44,183	1.60	(3)	3.50	(3)	84
10/31/10	9.12	0.25	1.74	1.99	(0.23)	—	—	(0.23)	10.88	22.09	113,340	1.60	(3)	2.60	(3)	28
10/31/11	10.88	0.24	0.62	0.86	(0.23)	—	—	(0.23)	11.51	7.93	249,573	1.65	(3)	2.22	(3)	29
10/31/12	11.51	0.26	1.63	1.89	(0.27)	—	—	(0.27)	13.13	16.58	715,533	1.63		2.10		20
04/30/13(5)	13.13	0.19	2.21	2.40	(0.19)	—	(0.17)	(0.36)	15.17	18.68	1,153,041	1.63	(6)	2.92	(6)	36

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11
Focused Dividend Strategy A	0.14%	0.16%	0.10%	0.01%
Focused Dividend Strategy B	0.15	0.24	0.16	0.02
Focused Dividend Strategy C	0.12	0.17	0.10	0.01

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

10/31/08
Focused Dividend Strategy A	0.01%
Focused Dividend Strategy B	0.01
Focused Dividend Strategy C	0.01

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
Class A
10/31/08	$26.76	$0.12	$(10.74)	$(10.62)	$(0.12)	$—	$(4.54)	$(4.66)	$11.48	(47.25)%	$132,397	1.69	%(3)(4)	0.62	%(3)(4)	128%
10/31/09	11.48	(0.01)	2.09	2.08	(0.06)	(0.02)	—	(0.08)	13.48	18.46	130,860	1.70	(3)(4)	(0.10	)(3)(4)	61
10/31/10	13.48	(0.06)	2.01	1.95	—	—	—	—	15.43	14.47	125,744	1.72	(3)	(0.38	)(3)	22
10/31/11	15.43	0.05	0.29	0.34	—	—	—	—	15.77	2.20	94,187	1.64	(3)	0.28	(3)	106
10/31/12	15.77	0.20	1.94	2.14	(0.03)	—	—	(0.03)	17.88	13.64	114,965	1.49		1.19		55
04/30/13(5)	17.88	0.14	2.49	2.63	(0.24)	—	—	(0.24)	20.27	14.92	119,156	1.46	(6)	1.47	(6)	53
Class B
10/31/08	$25.55	$(0.01)	$(10.16)	$(10.17)	$—	$—	$(4.54)	$(4.54)	$10.84	(47.59)%	$56,367	2.36	%(3)(4)	(0.05	)%(3)(4)	128%
10/31/09	10.84	(0.08)	1.99	1.91	—	—	—	—	12.75	17.62	33,792	2.35	(3)(4)	(0.74	)(3)(4)	61
10/31/10	12.75	(0.15)	1.90	1.75	—	—	—	—	14.50	13.73	17,706	2.37	(3)	(1.06	)(3)	22
10/31/11	14.50	(0.08)	0.29	0.21	—	—	—	—	14.71	1.45	10,711	2.37	(3)	(0.49	)(3)	106
10/31/12	14.71	0.05	1.81	1.86	—	—	—	—	16.57	12.64	7,308	2.37	(3)	0.33	(3)	55
04/30/13(5)	16.57	0.05	2.33	2.38	(0.06)	—	—	(0.06)	18.89	14.40	6,943	2.37	(3)(6)	0.57	(3)(6)	53
Class C
10/31/08	$25.53	$(0.00)	$(10.16)	$(10.16)	$—	$—	$(4.54)	$(4.54)	$10.83	(47.58)%	$84,936	2.35	%(3)(4)	(0.03	)%(3)(4)	128%
10/31/09	10.83	(0.08)	1.99	1.91	—	—	—	—	12.74	17.64	72,915	2.35	(3)(4)	(0.75	)(3)(4)	61
10/31/10	12.74	(0.14)	1.90	1.76	—	—	—	—	14.50	13.81	62,410	2.37	(3)	(1.03	)(3)	22
10/31/11	14.50	(0.07)	0.29	0.22	—	—	—	—	14.72	1.52	44,407	2.33	(3)	(0.43	)(3)	106
10/31/12	14.72	0.09	1.80	1.89	—	—	—	—	16.61	12.84	39,882	2.15		0.54		55
04/30/13(5)	16.61	0.07	2.33	2.40	(0.12)	—	—	(0.12)	18.89	14.56	41,439	2.13	(6)	0.80	(6)	53

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	04/30/13(5)(6)
SunAmerica Strategic Value A	(0.00)%	0.09%	0.01%	(0.06)%	—%	—%
SunAmerica Strategic Value B	(0.00)	0.14	0.07	(0.04)	(0.12)	(0.04)
SunAmerica Strategic Value C	(0.00)	0.10	0.02	(0.09)	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/08	10/31/09
SunAmerica Strategic Value A	0.02%	0.00%
SunAmerica Strategic Value B	0.02	0.00
SunAmerica Strategic Value C	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.3%
Foreign Equity Investment Companies	10.1
Global Strategies Investment Companies	10.0
Fixed Income Investment Companies	10.0
Alternative Strategies Investment Companies	9.9
100.3%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Alternative Strategies Investment Companies—9.9%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $45,483,845)	4,417,506	$35,825,975
Domestic Equity Investment Companies—60.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,207,194	18,071,692
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,189,930	18,134,529
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,788,533	36,199,906
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,707,635	36,309,385
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,316,472	36,275,951
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	892,181	18,084,508
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	834,208	18,110,654
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,695,096	36,292,013
Total Domestic Equity Investment Companies (cost $194,571,550)		217,478,638
Security Description	Shares	Value (Note 2)
Fixed Income Investment Companies—10.0%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,922,921	$18,017,891
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,792,803	17,928,028
Total Fixed Income Investment Companies (cost $34,718,194)		35,945,919
Foreign Equity Investment Companies—10.1%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,613,934	18,285,868
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,330,021	18,104,264
Total Foreign Equity Investment Companies (cost $37,834,873)		36,390,132
Global Strategies Investment Companies—10.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A† (cost $37,090,602)	2,390,023	36,017,652
TOTAL INVESTMENTS (cost $349,699,064)(1)	100.3%	361,658,316
Liabilities in excess of other assets	(0.3)	(1,040,560)
NET ASSETS	100.0%	$360,617,756

† Non-income producing security

# See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$35,825,975	$—	$—	$35,825,975
Domestic Equity Investment Companies	217,478,638	—	—	217,478,638
Fixed Income Investment Companies	35,945,919	—	—	35,945,919
Foreign Equity Investment Companies	36,390,132	—	—	36,390,132
Global Strategies Investment Companies	36,017,652	—	—	36,017,652
Total	$361,658,316	$—	$—	$361,658,316

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.3%
Fixed Income Investment Companies	26.9
Foreign Equity Investment Companies	8.1
Global Strategies Investment Companies	3.5
Alternative Strategies Investment Companies	1.5
100.3%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Alternative Strategies Investment Companies—1.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $3,307,716)	325,371	$2,638,762
Domestic Equity Investment Companies—60.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	952,459	14,258,310
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,171,409	17,852,278
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	791,609	16,022,159
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	664,966	8,917,188
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	568,847	8,908,139
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	614,794	12,461,869
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	574,745	12,477,703
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	749,629	16,049,549
Total Domestic Equity Investment Companies (cost $89,826,384)		106,947,195
Fixed Income Investment Companies—26.9%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	779,716	8,826,382
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,845,613	17,734,943
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,117,073	21,170,730
Total Fixed Income Investment Companies (cost $47,218,083)		47,732,055
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—8.1%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	951,970	$10,785,822
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	458,189	3,560,128
Total Foreign Equity Investment Companies (cost $14,510,311)		14,345,950
Global Strategies Investment Companies—3.5%
SunAmerica Specialty Series SunAmerica Global Trends Fund Class A† (cost $6,260,772)	411,280	6,197,987
TOTAL INVESTMENTS (cost $161,123,266)(1)	100.3%	177,861,949
Liabilities in excess of other assets	(0.3)	(487,498)
NET ASSETS	100.0%	$177,374,451

† Non-income producing security

# See Note 5

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in the report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$2,638,762	$—	$—	$2,638,762
Domestic Equity Investment Companies	106,947,195	—	—	106,947,195
Fixed Income Investment Companies	47,732,055	—	—	47,732,055
Foreign Equity Investment Companies	14,345,950	—	—	14,345,950
Global Strategies Investment Companies	6,197,987	—	—	6,197,987
Total	$177,861,949	$—	$—	$177,861,949

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Applications Software	6.4%
Medical-Biomedical/Gene	5.7
Finance-Credit Card	5.5
Multimedia	4.8
Web Portals/ISP	4.4
Medical-Drugs	3.6
Athletic Footwear	3.1
Retail-Apparel/Shoe	3.1
Aerospace/Defense	2.7
Oil-Field Services	2.6
E-Commerce/Services	2.4
Enterprise Software/Service	2.3
Retail-Restaurants	2.2
Cosmetics & Toiletries	2.2
Instruments-Controls	2.2
Networking Products	2.1
Therapeutics	2.0
Food-Retail	2.0
Telephone-Integrated	2.0
Computers-Memory Devices	2.0
Investment Management/Advisor Services	1.9
Apparel Manufacturers	1.9
Tobacco	1.9
Cellular Telecom	1.8
Retail-Major Department Stores	1.8
Oil Companies-Exploration & Production	1.8
Data Processing/Management	1.8
Pharmacy Services	1.8
Beverages-Non-alcoholic	1.8
Repurchase Agreement	1.8
Internet Content-Information/News	1.7
Building-Residential/Commercial	1.7
Aerospace/Defense-Equipment	1.7
Retail-Drug Store	1.6
Electronic Components-Semiconductors	1.5
Semiconductor Equipment	1.4
Semiconductor Components-Integrated Circuits	1.3
Electric Products-Misc.	1.3
Diversified Banking Institutions	1.3
Medical-HMO	1.2
Retail-Discount	1.2
Diversified Manufacturing Operations	1.2
Oil Refining & Marketing	1.1
Transport-Services	0.5
100.3%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—98.5%
Aerospace/Defense—2.7%
Boeing Co.	81,297	$7,431,359
Aerospace/Defense-Equipment—1.7%
United Technologies Corp.	51,450	4,696,871
Apparel Manufacturers—1.9%
Michael Kors Holdings, Ltd.†	95,630	5,445,172
Applications Software—6.4%
Microsoft Corp.	260,128	8,610,237
Red Hat, Inc.†	83,808	4,016,918
Salesforce.com, Inc.†	128,276	5,273,426
		17,900,581
Athletic Footwear—3.1%
NIKE, Inc., Class B	135,131	8,594,332
Beverages-Non-alcoholic—1.8%
Coca-Cola Co.	116,274	4,921,878
Building-Residential/Commercial—1.7%
D.R. Horton, Inc.	187,338	4,885,775
Cellular Telecom—1.8%
Sprint Nextel Corp.†	729,722	5,144,540
Computers-Memory Devices—2.0%
EMC Corp.†	250,555	5,619,949
Cosmetics & Toiletries—2.2%
Estee Lauder Cos., Inc., Class A	90,052	6,245,106
Data Processing/Management—1.8%
CommVault Systems, Inc.†	67,734	4,981,158
Diversified Banking Institutions—1.3%
Goldman Sachs Group, Inc.	23,998	3,505,388
Diversified Manufacturing Operations—1.2%
Pentair, Ltd.	60,032	3,262,739
E-Commerce/Services—2.4%
priceline.com, Inc.†	9,542	6,641,137
Electric Products-Misc.—1.3%
AMETEK, Inc.	90,442	3,681,894
Electronic Components-Semiconductors—1.5%
Xilinx, Inc.	113,752	4,312,338
Enterprise Software/Service—2.3%
Oracle Corp.	198,223	6,497,750
Finance-Credit Card—5.5%
American Express Co.	88,494	6,053,875
Visa, Inc., Class A	55,881	9,413,713
		15,467,588
Food-Retail—2.0%
Whole Foods Market, Inc.	64,073	5,658,927
Instruments-Controls—2.2%
Honeywell International, Inc.	84,109	6,185,376
Internet Content-Information/News—1.7%
LinkedIn Corp., Class A†	25,457	4,890,035
Investment Management/Advisor Services—1.9%
Affiliated Managers Group, Inc.†	35,036	5,454,404
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene—5.7%
Biogen Idec, Inc.†	35,469	$7,765,228
Gilead Sciences, Inc.†	164,381	8,324,254
		16,089,482
Medical-Drugs—3.6%
Allergan, Inc.	63,952	7,261,749
Pfizer, Inc.	95,283	2,769,877
		10,031,626
Medical-HMO—1.2%
UnitedHealth Group, Inc.	56,668	3,396,113
Multimedia—4.8%
Viacom, Inc., Class B	102,746	6,574,717
Walt Disney Co.	107,623	6,763,029
		13,337,746
Networking Products—2.1%
Cisco Systems, Inc.	284,596	5,953,748
Oil Companies-Exploration & Production—1.8%
Anadarko Petroleum Corp.	59,460	5,039,830
Oil Refining & Marketing—1.1%
Tesoro Corp.	59,543	3,179,596
Oil-Field Services—2.6%
Halliburton Co.	169,659	7,256,315
Pharmacy Services—1.8%
Express Scripts Holding Co.†	83,073	4,932,044
Retail-Apparel/Shoe—3.1%
Abercrombie & Fitch Co., Class A	104,835	5,195,623
Urban Outfitters, Inc.†	81,869	3,392,651
		8,588,274
Retail-Discount—1.2%
Wal-Mart Stores, Inc.	43,185	3,356,338
Retail-Drug Store—1.6%
Walgreen Co.	92,370	4,573,239
Retail-Major Department Stores—1.8%
Nordstrom, Inc.	89,885	5,086,592
Retail-Restaurants—2.2%
Starbucks Corp.	102,932	6,262,383
Semiconductor Components-Integrated Circuits—1.3%
Analog Devices, Inc.	85,033	3,740,602
Semiconductor Equipment—1.4%
Lam Research Corp.†	82,479	3,812,179
Telephone-Integrated—2.0%
Verizon Communications, Inc.	104,734	5,646,210
Therapeutics—2.0%
BioMarin Pharmaceutical, Inc.†	86,911	5,701,362
Tobacco—1.9%
Altria Group, Inc.	147,753	5,394,462

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services—0.5%
FedEx Corp.	15,046	$1,414,474
Web Portals/ISP—4.4%
Google, Inc., Class A†	14,787	12,192,917
Total Long-Term Investment Securities (cost $251,189,321)		276,409,829
REPURCHASE AGREEMENT—1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,850,000)	$4,850,000	4,850,000
TOTAL INVESTMENTS (cost $256,039,321)(2)	100.3%	281,259,829
Liabilities in excess of other assets	(0.3)	(702,722)
NET ASSETS	100.0%	$280,557,107

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$17,900,581	$—	$—	$17,900,581
Finance-Credit Card	15,467,588	—	—	15,467,588
Medical-Biomedical/Gene	16,089,482	—	—	16,089,482
Other Industries*	226,952,178	—	—	226,952,178
Repurchase Agreement	—	4,850,000	—	4,850,000
Total	$276,409,829	$4,850,000	$—	$281,259,829

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Retail-Apparel/Shoe	5.2%
Repurchase Agreement	4.7
Food-Misc./Diversified	4.7
Medical-Biomedical/Gene	4.3
Oil Field Machinery & Equipment	4.2
Diversified Manufacturing Operations	4.1
Wireless Equipment	4.0
Oil Companies-Exploration & Production	3.0
Medical Instruments	2.8
Therapeutics	2.5
Aerospace/Defense-Equipment	2.5
Investment Management/Advisor Services	2.4
Consumer Products-Misc.	2.4
Retail-Sporting Goods	2.3
Computer Aided Design	2.3
Television	2.3
Building & Construction-Misc.	2.2
Retirement/Aged Care	2.1
Insurance-Property/Casualty	2.1
Retail-Restaurants	2.1
Computer Software	2.0
Transport-Services	2.0
Data Processing/Management	2.0
Medical-Drugs	2.0
Retail-Home Furnishings	2.0
Patient Monitoring Equipment	2.0
Human Resources	1.9
Containers-Paper/Plastic	1.9
Retail-Vitamins & Nutrition Supplements	1.9
Auto-Heavy Duty Trucks	1.8
E-Commerce/Services	1.8
Building-Heavy Construction	1.8
Medical-Hospitals	1.8
Insurance-Reinsurance	1.8
Banks-Commercial	1.7
Semiconductor Equipment	1.7
Electronic Design Automation	1.6
Steel-Producers	1.6
Transport-Truck	1.5
Electronic Components-Semiconductors	1.4
Networking Products	1.2
E-Marketing/Info	1.1
100.7%

* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—96.0%
Aerospace/Defense-Equipment—2.5%
Triumph Group, Inc.	42,239	$3,374,896
Auto-Heavy Duty Trucks—1.8%
Oshkosh Corp.†	63,513	2,493,520
Banks-Commercial—1.7%
Signature Bank†	33,252	2,381,176
Building & Construction-Misc.—2.2%
MasTec, Inc.†	110,012	3,058,334
Building-Heavy Construction—1.8%
Chicago Bridge & Iron Co. NV	45,961	2,472,242
Computer Aided Design—2.3%
Aspen Technology, Inc.†	103,257	3,147,273
Computer Software—2.0%
Cornerstone OnDemand, Inc.†	77,533	2,812,897
Consumer Products-Misc.—2.4%
Jarden Corp.†	72,101	3,245,266
Containers-Paper/Plastic—1.9%
Berry Plastics Group, Inc.†	135,371	2,572,049
Data Processing/Management—2.0%
CommVault Systems, Inc.†	37,239	2,738,556
Diversified Manufacturing Operations—4.1%
Actuant Corp., Class A	100,845	3,156,448
Crane Co.	47,141	2,537,600
		5,694,048
E-Commerce/Services—1.8%
Move, Inc.†	216,895	2,474,772
E-Marketing/Info—1.1%
ExactTarget, Inc.†	75,752	1,483,224
Electronic Components- Semiconductors—1.4%
Freescale Semiconductor, Ltd.†	122,289	1,893,034
Electronic Design Automation—1.6%
Cadence Design Systems, Inc.†	159,060	2,195,028
Food-Misc./Diversified—4.7%
Annie's, Inc.†	71,422	2,699,037
B&G Foods, Inc.	52,004	1,604,844
Hain Celestial Group, Inc.†	31,961	2,085,455
		6,389,336
Human Resources—1.9%
Team Health Holdings, Inc.†	71,324	2,658,959
Insurance-Property/Casualty—2.1%
Amtrust Financial Services, Inc.	92,561	2,930,481
Insurance-Reinsurance—1.8%
Validus Holdings, Ltd.	62,539	2,414,631
Investment Management/Advisor Services—2.4%
Affiliated Managers Group, Inc.†	20,867	3,248,575
Medical Instruments—2.8%
Endologix, Inc.†	253,763	3,811,520
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene—4.3%
Cubist Pharmaceuticals, Inc.†	61,187	$2,809,707
Medicines Co.†	90,832	3,066,488
		5,876,195
Medical-Drugs—2.0%
Jazz Pharmaceuticals PLC†	46,686	2,724,128
Medical-Hospitals—1.8%
Universal Health Services, Inc., Class B	36,423	2,425,408
Networking Products—1.2%
Procera Networks, Inc.†	149,430	1,657,179
Oil Companies-Exploration & Production—3.0%
Rex Energy Corp.†	85,828	1,379,256
SM Energy Co.	44,539	2,716,879
		4,096,135
Oil Field Machinery & Equipment—4.2%
Dril-Quip, Inc.†	34,196	2,862,547
Forum Energy Technologies, Inc.†	103,956	2,891,016
		5,753,563
Patient Monitoring Equipment—2.0%
Insulet Corp.†	106,957	2,699,595
Retail-Apparel/Shoe—5.2%
Abercrombie & Fitch Co., Class A	53,082	2,630,744
Chico's FAS, Inc.	125,229	2,287,934
Francesca's Holdings Corp.†	78,589	2,244,502
		7,163,180
Retail-Home Furnishings—2.0%
Pier 1 Imports, Inc.	116,417	2,702,039
Retail-Restaurants—2.1%
Domino's Pizza, Inc.	51,755	2,856,876
Retail-Sporting Goods—2.3%
Cabela's, Inc.†	50,056	3,213,595
Retail-Vitamins & Nutrition Supplements—1.9%
Vitamin Shoppe, Inc.†	52,154	2,563,369
Retirement/Aged Care—2.1%
Emeritus Corp.†	114,806	2,950,514
Semiconductor Equipment—1.7%
Lam Research Corp.†	49,532	2,289,369
Steel-Producers—1.6%
Reliance Steel & Aluminum Co.	33,332	2,168,913
Television—2.3%
AMC Networks, Inc., Class A†	49,721	3,132,920
Therapeutics—2.5%
BioMarin Pharmaceutical, Inc.†	52,351	3,434,226
Transport-Services—2.0%
Hub Group, Inc., Class A†	75,832	2,779,243
Transport-Truck—1.5%
Swift Transportation Co.†	152,339	2,135,793

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment—4.0%
Aruba Networks, Inc.†	119,953	$2,697,743
RF Micro Devices, Inc.†	488,807	2,742,207
		5,439,950
Total Long-Term Investment Securities (cost $120,110,305)		131,552,007
REPURCHASE AGREEMENT—4.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $6,433,000)	$6,433,000	6,433,000
TOTAL INVESTMENTS (cost $126,543,305)(2)	100.7%	137,985,007
Liabilities in excess of other assets	(0.7)	(971,869)
NET ASSETS	100.0%	$137,013,138

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Retail-Apparel/Shoe	$7,163,180	$—	$—	$7,163,180
Other Industries*	124,388,827	—	—	124,388,827
Repurchase Agreement	—	6,433,000	—	6,433,000
Total	$131,552,007	$6,433,000	$—	$137,985,007

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Real Estate Investment Trusts	7.4%
Airlines	5.5
Food-Misc./Diversified	5.4
Banks-Super Regional	4.0
Containers-Paper/Plastic	4.0
Oil Companies-Exploration & Production	3.8
Retail-Apparel/Shoe	3.5
Oil Field Machinery & Equipment	3.4
Banks-Commercial	3.3
Electronic Design Automation	3.2
Chemicals-Diversified	3.1
Auto-Heavy Duty Trucks	2.7
Aerospace/Defense-Equipment	2.6
Building-Heavy Construction	2.5
Insurance-Life/Health	2.5
Therapeutics	2.1
Oil-Field Services	2.0
Investment Companies	2.0
Human Resources	2.0
Recreational Vehicles	1.9
Transport-Truck	1.9
Data Processing/Management	1.8
Retail-Vitamins & Nutrition Supplements	1.8
Insurance-Reinsurance	1.8
Medical Products	1.8
Retail-Automobile	1.7
Building & Construction-Misc.	1.6
Electronic Components-Semiconductors	1.6
Auto/Truck Parts & Equipment-Original	1.6
Medical-Drugs	1.6
Entertainment Software	1.5
Television	1.5
Wireless Equipment	1.5
Oil Refining & Marketing	1.5
Steel-Producers	1.5
Miscellaneous Manufacturing	1.3
Computers-Periphery Equipment	1.3
Building-Residential/Commercial	1.3
Coatings/Paint	1.3
Building & Construction Products-Misc.	1.2
Semiconductor Equipment	1.1
Repurchase Agreement	0.8
99.9%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—99.1%
Aerospace/Defense-Equipment—2.6%
Triumph Group, Inc.	32,500	$2,596,750
Airlines—5.5%
Copa Holdings SA, Class A	15,892	1,995,717
US Airways Group, Inc.†	202,500	3,422,250
		5,417,967
Auto-Heavy Duty Trucks—2.7%
Oshkosh Corp.†	69,000	2,708,940
Auto/Truck Parts & Equipment- Original—1.6%
Tenneco, Inc.†	41,300	1,597,071
Banks-Commercial—3.3%
First Republic Bank	86,900	3,300,462
Banks-Super Regional—4.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	174,848	3,967,301
Building & Construction Products-Misc.—1.2%
Louisiana-Pacific Corp.†	66,700	1,208,604
Building & Construction-Misc.—1.6%
MasTec, Inc.†	57,800	1,606,840
Building-Heavy Construction—2.5%
Chicago Bridge & Iron Co. NV	46,400	2,495,856
Building-Residential/Commercial—1.3%
Toll Brothers, Inc.†	36,600	1,255,746
Chemicals-Diversified—3.1%
Chemtura Corp.†	70,100	1,490,326
Innophos Holdings, Inc.	31,000	1,590,610
		3,080,936
Coatings/Paint—1.3%
Valspar Corp.	19,600	1,250,872
Computers-Periphery Equipment—1.3%
Electronics for Imaging, Inc.†	48,300	1,290,576
Containers-Paper/Plastic—4.0%
Berry Plastics Group, Inc.†	102,500	1,947,500
Rock-Tenn Co., Class A	20,000	2,002,800
		3,950,300
Data Processing/Management—1.8%
CommVault Systems, Inc.†	24,400	1,794,376
Electronic Components-Semiconductors—1.6%
Applied Micro Circuits Corp.†	214,800	1,602,408
Electronic Design Automation—3.2%
Cadence Design Systems, Inc.†	228,100	3,147,780
Entertainment Software—1.5%
Take-Two Interactive Software, Inc.†	99,700	1,521,422
Food-Misc./Diversified—5.4%
B&G Foods, Inc.	59,000	1,820,740
J&J Snack Foods Corp.	47,200	3,540,944
		5,361,684
Security Description	Shares	Value (Note 2)
Human Resources—2.0%
Team Health Holdings, Inc.†	53,500	$1,994,480
Insurance-Life/Health—2.5%
Protective Life Corp.	65,300	2,485,318
Insurance-Reinsurance—1.8%
Validus Holdings, Ltd.	45,600	1,760,616
Investment Companies—2.0%
Ares Capital Corp.	110,379	2,004,483
Medical Products—1.8%
Sirona Dental Systems, Inc.†	23,900	1,757,606
Medical-Drugs—1.6%
Jazz Pharmaceuticals PLC†	26,900	1,569,615
Miscellaneous Manufacturing—1.3%
Trimas Corp.†	42,767	1,304,394
Oil Companies-Exploration & Production—3.8%
Rex Energy Corp.†	122,830	1,973,878
SM Energy Co.	29,600	1,805,600
		3,779,478
Oil Field Machinery & Equipment—3.4%
Dresser-Rand Group, Inc.†	29,100	1,618,251
Forum Energy Technologies, Inc.†	61,700	1,715,877
		3,334,128
Oil Refining & Marketing—1.5%
Tesoro Corp.	27,700	1,479,180
Oil-Field Services—2.0%
Superior Energy Services, Inc.†	72,900	2,011,311
Real Estate Investment Trusts—7.4%
Extra Space Storage, Inc.	82,283	3,585,893
iStar Financial, Inc.†	115,600	1,350,208
Post Properties, Inc.	47,400	2,342,982
		7,279,083
Recreational Vehicles—1.9%
Arctic Cat, Inc.†	42,400	1,907,576
Retail-Apparel/Shoe—3.5%
Chico's FAS, Inc.	80,600	1,472,562
Finish Line, Inc., Class A	100,400	1,946,756
		3,419,318
Retail-Automobile—1.7%
Lithia Motors, Inc., Class A	33,900	1,678,728
Retail-Vitamins & Nutrition Supplements—1.8%
Vitamin Shoppe, Inc.†	36,400	1,789,060
Semiconductor Equipment—1.1%
Teradyne, Inc.†	66,600	1,094,904
Steel-Producers—1.5%
Reliance Steel & Aluminum Co.	22,300	1,451,061
Television—1.5%
AMC Networks, Inc., Class A†	24,100	1,518,541

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Therapeutics—2.1%
Onyx Pharmaceuticals, Inc.†	21,600	$2,047,680
Transport-Truck—1.9%
Swift Transportation Co.†	132,900	1,863,258
Wireless Equipment—1.5%
Aruba Networks, Inc.†	67,400	1,515,826
Total Long-Term Investment Securities (cost $88,197,568)		98,201,535
REPURCHASE AGREEMENT—0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $841,000)	$841,000	841,000
TOTAL INVESTMENTS (cost $89,038,568)(2)	99.9%	99,042,535
Other assets less liabilities	0.1	71,082
NET ASSETS	100.0%	$99,113,617

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Airlines	$5,417,967	$—	$—	$5,417,967
Food-Misc./Diversified	5,361,684	—	—	5,361,684
Real Estate Investment Trusts	7,279,083	—	—	7,279,083
Other Industries*	80,142,801	—	—	80,142,801
Repurchase Agreement	—	841,000	—	841,000
Total	$98,201,535	$841,000	$—	$99,042,535

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Medical-Drugs	12.9%
Tobacco	9.4
Aerospace/Defense	9.1
Computers	8.0
Commercial Services-Finance	7.5
Telephone-Integrated	6.5
Retail-Computer Equipment	4.3
Printing-Commercial	3.6
Computers-Periphery Equipment	3.5
Chemicals-Diversified	3.4
Enterprise Software/Service	3.3
Retail-Restaurants	3.3
Retail-Office Supplies	3.2
Food-Misc./Diversified	3.2
Publishing-Newspapers	3.2
Oil Companies-Integrated	3.2
Electronic Components-Semiconductors	3.1
Coatings/Paint	3.0
Aerospace/Defense-Equipment	2.7
Metal-Copper	2.6
Repurchase Agreement	1.8
100.8%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—99.0%
Aerospace/Defense—9.1%
Lockheed Martin Corp.	1,257,321	$124,587,938
Northrop Grumman Corp.	1,724,556	130,617,871
Raytheon Co.	2,018,021	123,866,129
		379,071,938
Aerospace/Defense-Equipment—2.7%
Exelis, Inc.(3)	10,107,089	112,896,184
Chemicals-Diversified—3.4%
E.I. du Pont de Nemours & Co .	2,610,401	142,292,959
Coatings/Paint—3.0%
Kronos Worldwide, Inc.(3)	6,952,168	122,914,330
Commercial Services-Finance—7.5%
H&R Block, Inc.	6,366,510	176,606,987
Western Union Co.	9,160,601	135,668,501
		312,275,488
Computers—8.0%
Dell, Inc.	12,022,666	161,103,725
Hewlett-Packard Co.	8,312,642	171,240,425
		332,344,150
Computers-Periphery Equipment—3.5%
Lexmark International, Inc., Class A(3)	4,749,813	143,966,832
Electronic Components- Semiconductors—3.1%
Intel Corp.	5,438,959	130,263,068
Enterprise Software/Service—3.3%
CA, Inc.	5,093,756	137,378,599
Food-Misc./Diversified—3.2%
Kraft Foods Group, Inc.	2,591,265	133,424,235
Medical-Drugs—12.9%
Bristol-Myers Squibb Co.	3,510,250	139,427,130
Johnson & Johnson	1,619,196	138,004,075
Merck & Co., Inc.	2,568,332	120,711,604
Pfizer, Inc.	4,680,799	136,070,827
		534,213,636
Metal-Copper—2.6%
Southern Copper Corp.	3,260,455	108,670,965
Oil Companies-Integrated—3.2%
Chevron Corp.	1,068,823	130,407,094
Printing-Commercial—3.6%
R.R. Donnelley & Sons Co.(3)	12,010,146	147,844,897
Publishing-Newspapers—3.2%
Gannett Co., Inc.	6,612,114	133,300,218
Retail-Computer Equipment—4.3%
GameStop Corp., Class A	5,116,881	178,579,147
Retail-Office Supplies—3.2%
Staples, Inc.	10,146,696	134,342,255
Retail-Restaurants—3.3%
McDonald's Corp.	1,335,060	136,363,029
Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated—6.5%
AT&T, Inc.	3,373,044	$126,354,228
Verizon Communications, Inc.	2,653,375	143,043,447
		269,397,675
Tobacco—9.4%
Altria Group, Inc.	3,593,932	131,214,457
Lorillard, Inc.	3,014,266	129,281,869
Reynolds American, Inc.	2,733,322	129,614,129
		390,110,455
Total Long-Term Investment Securities (cost $3,415,861,005)		4,110,057,154
REPURCHASE AGREEMENT—1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $75,001,000)	$75,001,000	75,001,000
TOTAL INVESTMENTS (cost $3,490,862,005)(2)	100.8%	4,185,058,154
Liabilities in excess of other assets	(0.8)	(33,127,572)
NET ASSETS	100.0%	$4,151,930,582

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

(3) See Note 5.

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$379,071,938	$—	$—	$379,071,938
Commercial Services-Finance	312,275,488	—	—	312,275,488
Computers	332,344,150	—	—	332,344,150
Medical-Drugs	534,213,636	—	—	534,213,636
Telephone-Integrated	269,397,675	—	—	269,397,675
Tobacco	390,110,455	—	—	390,110,455
Other Industries*	1,892,643,812	—	—	1,892,643,812
Repurchase Agreement	—	75,001,000	—	75,001,000
Total	$4,110,057,154	$75,001,000	$—	$4,185,058,154

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio

PORTFOLIO PROFILE — April 30, 2013 — (unaudited)

Industry Allocation*
Diversified Banking Institutions	5.1%
Oil Companies-Integrated	5.1
Medical-Drugs	5.0
Oil Companies-Exploration & Production	4.7
Multimedia	4.5
Investment Management/Advisor Services	4.1
Finance-Other Services	3.9
Diversified Manufacturing Operations	3.1
Cosmetics & Toiletries	3.0
Aerospace/Defense	2.9
Engineering/R&D Services	2.9
Insurance-Multi-line	2.5
Food-Misc./Diversified	2.4
Banks-Super Regional	2.3
Retail-Drug Store	2.1
Networking Products	2.0
Medical-HMO	2.0
Medical Products	1.7
Electronic Components-Semiconductors	1.6
Tobacco	1.6
Printing-Commercial	1.6
Telephone-Integrated	1.6
Insurance-Reinsurance	1.6
Metal-Copper	1.4
Electric-Generation	1.4
Medical Instruments	1.3
Cable/Satellite TV	1.3
Repurchase Agreement	1.2
Insurance Brokers	1.2
Electric-Integrated	1.2
Retail-Regional Department Stores	1.2
Computers	1.2
Electric Products-Misc.	1.1
Diversified Financial Services	1.1
Chemicals-Diversified	1.1
Enterprise Software/Service	1.1
Electronics-Military	1.0
Television	1.0
Auto/Truck Parts & Equipment-Original	1.0
Oil-Field Services	0.9
Insurance-Life/Health	0.9
Containers-Metal/Glass	0.9
Oil Field Machinery & Equipment	0.8
Telecommunication Equipment	0.8
Agricultural Chemicals	0.7
Steel-Producers	0.7
Physical Therapy/Rehabilitation Centers	0.7
Insurance-Property/Casualty	0.7
Retail-Discount	0.7
Paper & Related Products	0.7
Identification Systems	0.7
Private Equity	0.6
Commercial Services-Finance	0.6
Internet Security	0.6
Tools-Hand Held	0.5
Retail-Office Supplies	0.5
Footwear & Related Apparel	0.5
Gold Mining	0.5
Oil & Gas Drilling	0.3
Telecom Equipment-Fiber Optics	0.3%
Oil Refining & Marketing	0.3
Transport-Marine	0.1
100.1%

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—98.9%
Aerospace/Defense—2.9%
General Dynamics Corp.	42,434	$3,138,419
Northrop Grumman Corp.	13,460	1,019,460
Raytheon Co.	12,124	744,171
		4,902,050
Agricultural Chemicals—0.7%
CF Industries Holdings, Inc.	6,573	1,225,930
Auto/Truck Parts & Equipment- Original—1.0%
Dana Holding Corp.	92,836	1,601,421
Banks-Super Regional—2.3%
Wells Fargo & Co.	101,281	3,846,652
Cable/Satellite TV—1.3%
Comcast Corp., Class A	51,259	2,116,997
Chemicals-Diversified—1.1%
Huntsman Corp.	37,250	702,535
LyondellBasell Industries NV, Class A	19,328	1,173,210
		1,875,745
Commercial Services-Finance—0.6%
H&R Block, Inc.	35,770	992,260
Computers—1.2%
Dell, Inc.	54,376	728,639
Hewlett-Packard Co.	58,127	1,197,416
		1,926,055
Containers-Metal/Glass—0.9%
Owens-Illinois, Inc.†	57,768	1,518,143
Cosmetics & Toiletries—3.0%
Procter & Gamble Co.	64,610	4,960,110
Diversified Banking Institutions—5.1%
Bank of America Corp.	226,948	2,793,730
Citigroup, Inc.	53,156	2,480,259
JPMorgan Chase & Co.	67,644	3,315,232
		8,589,221
Diversified Financial Services—1.1%
DFC Global Corp.†	139,506	1,883,331
Diversified Manufacturing Operations—3.1%
3M Co.	17,490	1,831,378
A.O. Smith Corp.	8,503	641,381
General Electric Co.	120,629	2,688,821
		5,161,580
Electric Products-Misc.—1.1%
Emerson Electric Co.	34,166	1,896,555
Electric-Generation—1.4%
AES Corp.	168,307	2,332,735
Electric-Integrated—1.2%
Ameren Corp.	22,725	823,781
Integrys Energy Group, Inc.	18,906	1,163,854
		1,987,635
Security Description	Shares	Value (Note 2)
Electronic Components- Semiconductors—1.6%
Intel Corp.	73,831	$1,768,253
NVIDIA Corp.	71,416	983,398
		2,751,651
Electronics-Military—1.0%
L-3 Communications Holdings, Inc.	21,034	1,709,012
Engineering/R&D Services—2.9%
EMCOR Group, Inc.	21,487	803,614
Jacobs Engineering Group, Inc.†	20,981	1,059,121
KBR, Inc.	21,035	632,733
McDermott International, Inc.†	55,968	597,738
URS Corp.	41,116	1,805,814
		4,899,020
Enterprise Software/Service—1.1%
CA, Inc.	68,701	1,852,866
Finance-Other Services—3.9%
CME Group, Inc.	73,055	4,446,127
NASDAQ OMX Group, Inc.	70,954	2,091,724
		6,537,851
Food-Misc./Diversified—2.4%
Mondelez International, Inc., Class A	127,817	4,019,845
Footwear & Related Apparel—0.5%
Iconix Brand Group, Inc.†	26,566	761,116
Gold Mining—0.5%
Newmont Mining Corp.	23,224	752,458
Identification Systems—0.7%
Brady Corp., Class A	33,074	1,120,547
Insurance Brokers—1.2%
Marsh & McLennan Cos., Inc.	53,247	2,023,918
Insurance-Life/Health—0.9%
Lincoln National Corp.	45,523	1,548,237
Insurance-Multi-line—2.5%
Allstate Corp.	22,465	1,106,626
Hartford Financial Services Group, Inc.	69,552	1,953,716
XL Group PLC	38,282	1,192,101
		4,252,443
Insurance-Property/Casualty—0.7%
Mercury General Corp.	5,904	269,872
Travelers Cos., Inc.	10,972	937,118
		1,206,990
Insurance-Reinsurance—1.6%
PartnerRe, Ltd.	14,790	1,395,289
Platinum Underwriters Holdings, Ltd.	21,530	1,221,827
		2,617,116
Internet Security—0.6%
Symantec Corp.†	40,543	985,195

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services—4.1%
Federated Investors, Inc., Class B	27,197	$624,443
Franklin Resources, Inc.	21,800	3,371,588
Janus Capital Group, Inc.	123,782	1,104,135
Legg Mason, Inc.	57,325	1,826,375
		6,926,541
Medical Instruments—1.3%
Medtronic, Inc.	30,176	1,408,616
St Jude Medical, Inc.	18,338	755,892
		2,164,508
Medical Products—1.7%
CareFusion Corp.†	35,813	1,197,587
Covidien PLC	9,485	605,522
Zimmer Holdings, Inc.	13,759	1,051,876
		2,854,985
Medical-Drugs—5.0%
Abbott Laboratories	85,547	3,158,395
Bristol-Myers Squibb Co.	73,848	2,933,243
Eli Lilly & Co.	42,684	2,363,840
		8,455,478
Medical-HMO—2.0%
Coventry Health Care, Inc.	16,398	812,521
UnitedHealth Group, Inc.	25,024	1,499,688
WellPoint, Inc.	13,931	1,015,849
		3,328,058
Metal-Copper—1.4%
Freeport-McMoRan Copper & Gold, Inc.	45,853	1,395,307
Southern Copper Corp.	28,903	963,337
		2,358,644
Multimedia—4.5%
News Corp., Class A	62,206	1,926,520
Thomson Reuters Corp.	33,644	1,126,738
Time Warner, Inc.	39,344	2,351,984
Walt Disney Co.	33,504	2,105,391
		7,510,633
Networking Products—2.0%
Cisco Systems, Inc.	163,788	3,426,445
Oil & Gas Drilling—0.3%
Parker Drilling Co.†	127,581	525,634
Oil Companies-Exploration & Production—4.7%
Apache Corp.	14,302	1,056,632
ConocoPhillips	111,834	6,760,365
		7,816,997
Oil Companies-Integrated—5.1%
Chevron Corp.	61,089	7,453,469
Hess Corp.	15,313	1,105,292
		8,558,761
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment—0.8%
National Oilwell Varco, Inc.	20,615	$1,344,510
Oil Refining & Marketing—0.3%
CVR Energy, Inc.	8,762	431,704
Oil-Field Services—0.9%
Halliburton Co.	26,501	1,133,448
RPC, Inc.	32,474	429,955
		1,563,403
Paper & Related Products—0.7%
Schweitzer-Mauduit International, Inc.	27,948	1,126,025
Physical Therapy/Rehabilitation Centers—0.7%
HealthSouth Corp.†	43,938	1,208,295
Printing-Commercial—1.6%
Deluxe Corp.	15,288	583,084
R.R. Donnelley & Sons Co.	69,307	853,169
Valassis Communications, Inc.	48,039	1,231,240
		2,667,493
Private Equity—0.6%
American Capital, Ltd.†	71,862	1,087,272
Retail-Discount—0.7%
Wal-Mart Stores, Inc.	14,656	1,139,064
Retail-Drug Store—2.1%
CVS Caremark Corp.	61,380	3,571,088
Retail-Office Supplies—0.5%
Staples, Inc.	61,311	811,758
Retail-Regional Department Stores—1.2%
Macy's, Inc.	43,374	1,934,480
Steel-Producers—0.7%
Reliance Steel & Aluminum Co.	18,617	1,211,408
Telecom Equipment-Fiber Optics—0.3%
Corning, Inc.	34,664	502,628
Telecommunication Equipment—0.8%
Harris Corp.	29,008	1,340,170
Telephone-Integrated—1.6%
AT&T, Inc.	70,036	2,623,549
Television—1.0%
CBS Corp., Class B	36,590	1,675,090
Tobacco—1.6%
Altria Group, Inc.	73,259	2,674,686
Tools-Hand Held—0.5%
Snap-on, Inc.	10,633	916,565

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Marine—0.1%
Knightsbridge Tankers, Ltd.	12,884	$88,255
Total Long-Term Investment Securities (cost $152,618,193)		165,698,812
REPURCHASE AGREEMENT—1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,031,000)	$2,031,000	2,031,000
TOTAL INVESTMENTS (cost $154,649,193)(2)	100.1%	167,729,812
Liabilities in excess of other assets	(0.1)	(192,312)
NET ASSETS	100.0%	$167,537,500

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2013 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,589,221	$—	$—	$8,589,221
Medical-Drugs	8,455,478	—	—	8,455,478
Oil Companies-Integrated	8,558,761	—	—	8,558,761
Other Industries*	140,095,352	—	—	140,095,352
Repurchase Agreement	—	2,031,000	—	2,031,000
Total	$165,698,812	$2,031,000	$—	$167,729,812

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). The Fund currently consists of seven separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. Each Portfolio is managed by a single adviser. With respect to the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Small-Cap Growth Portfolio* seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

Focused Small-Cap Value Portfolio* seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

The Asset Allocation Strategy Portfolios: Focused Multi-Asset Strategy and Focused Balanced Strategy, ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.safunds.com.

The Strategy Portfolios, Focused Dividend Strategy Portfolio, and SunAmerica Strategic Value Portfolio are diversified. The remaining Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

*  See Note 12 regarding Fund reorganizations.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuations: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of April 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

As of April 30, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	1.16%	$4,850,000
Focused Small-Cap Growth	1.54	6,433,000
Focused Small-Cap Value	0.20	841,000
Focused Dividend Strategy	17.97	75,001,000
SunAmerica Strategic Value	0.49	2,031,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2013, bearing interest at a rate of 0.01 per annum, with a principal amount of $417,321,000, a repurchase price of $417,321,116 and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	11/30/2016	$184,070,000	$187,786,741
U.S. Treasury Notes	0.88	02/28/2017	233,790,000	237,881,325

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from the Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Portfolios as a reduction to the cost basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio and Focused Dividend Strategy Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolio's 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Large-Cap Growth	0.75%
Focused Small-Cap Growth	0.75%
Focused Small-Cap Value	0.75%
Focused Dividend Strategy	0.35%
SunAmerica Strategic Value	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Class A	Class B	Class C	Class I
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.33%
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
SunAmerica Strategic Value	1.72%	2.37%	2.37%	—

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	0.25%
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.25%

For the six months ended April 30, 2013, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Class Specific Expenses Reimbursed
Focused Multi-Asset Strategy Class B	$1,334
Focused Multi-Asset Strategy Class I	490
Focused Balanced Strategy Class A	558
Focused Balanced Strategy Class B	5,441
Focused Balanced Strategy Class I	4,888

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Portfolio	Class Specific Expenses Reimbursed
Focused Small-Cap Growth Class B	$2,654
Focused Small-Cap Growth Class I	6,861
Focused Small-Cap Value Class B	3,760
SunAmerica Strategic Value Class B	567

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended April 30, 2013, the amounts recouped by SunAmerica were as follows:

Portfolio	Class Specific Expenses Recouped
Focused Multi-Asset Strategy Class B	$1,334
Focused Balanced Strategy Class A	558
Focused Balanced Strategy Class B	987
Focused Small-Cap Growth Class B	1,281
Focused Small-Cap Value Class B	789
SunAmerica Strategic Value Class B	2,105

At April 30, 2013, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Portfolio	October 31, 2013	October 31, 2014	October 31, 2015
Focused Multi-Asset Strategy Class I	$—	$2,823	$490
Focused Balanced Strategy Class B	—	—	4,453
Focused Balanced Strategy Class I	5,189	9,984	4,887
Focused Small-Cap Growth Class B	—	—	1,375
Focused Small-Cap Growth Class I	5,074	10,455	6,861
Focused Small-Cap Value Class B	—	—	2,971
SunAmerica Strategic Value Class B	—	—	538

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios' Class A Plan, Class B Plan, and Class C Plan, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, For the six months ended April 30, 2013, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Portfolios that offer Class I shares, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee (except with respect to the Strategy Portfolios) of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2013, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Multi-Asset Strategy	$133,777	$55,990	$58,125	$64	$50,965	$4,777
Focused Balanced Strategy	92,101	43,361	35,103	20	19,096	1,741
Focused Large-Cap Growth	50,310	21,204	21,695	45	7,260	3,338
Focused Small-Cap Growth	25,444	14,313	7,561	82	4,912	302
Focused Small-Cap Value	20,850	8,192	9,504	56	7,521	1,167
Focused Dividend Strategy	4,980,481	483,842	3,770,150	59,602	141,608	123,468
SunAmerica Strategic Value	46,289	18,685	20,891	—	5,463	1,127

The Fund, on behalf of each Portfolio, except for the Class Z shares, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2013, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2013
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$228,295	$13,288	$65,903	$—	$37,650	$2,137	$10,784	$—
Focused Small-Cap Growth	124,216	7,624	14,939	352	20,905	1,250	2,420	60
Focused Small-Cap Value	83,605	4,869	17,467	—	14,250	766	2,837	—
Focused Dividend Strategy	2,454,346	147,144	960,237	—	485,959	28,613	196,171	—
SunAmerica Strategic Value	126,682	7,822	43,962	—	21,401	1,278	7,447	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

At April 30, 2013, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Focused Multi-Asset Strategy	Pershing LLC	6%
Focused Balanced Strategy	Pershing LLC	6
Focused Large-Cap Growth	Focused Multi-Asset Strategy Portfolio	13
	Focused Balanced Strategy Portfolio	6
	Pershing LLC	6
Focused Small-Cap Growth	Focused Multi-Asset Strategy Portfolio	26
	Focused Balanced Strategy Portfolio	6
Focused Small-Cap Value	Focused Multi-Asset Strategy Portfolio	36
	Focused Balanced Strategy Portfolio	9
Focused Dividend Strategy	Pershing LLC	5
SunAmerica Strategic Value	Focused Multi-Asset Strategy Portfolio	11
	Focused Balanced Strategy Portfolio	7
	Pershing LLC	5

The Strategy Portfolios do not invest in funds advised by SunAmerica (each a "SunAmerica Fund" and collectively, the "SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2013, each Strategy Portfolio held less than 73% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 88% of the outstanding shares of any underlying SunAmerica Funds.

Note 4.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2013 were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio
Purchases (excluding U.S. government securities)	$23,236,977	$59,423,625	$492,772,640	$147,493,246
Sales (excluding U.S. government securities)	71,821,264	69,314,872	502,451,039	153,254,462
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

	Focused Small-Cap Value Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
Purchases (excluding U.S. government securities)	$127,234,522	$2,008,689,626	$86,121,108
Sales (excluding U.S. government securities)	129,190,874	1,155,554,096	100,424,863
Purchase of U.S. government securities	—	—	—
Sales of U.S. government securities	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of various SunAmerica funds. In addition, the Focused Dividend Strategy Portfolio owned 5% or more of the outstanding voting securities of certain companies listed in the Portfolio of Investments. For the six months ended April 30, 2013, transactions in these securities were as follows:

Focused Multi-Asset Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2012	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2013
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	$298,590	$—	$18,499,077	$2,722,359	$3,916,034	$(448,185)	$1,428,651	$18,285,868
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	437,150	—	18,359,442	1,396,152	5,390,540	457,740	3,281,470	18,104,264
SunAmerica Equity Funds SunAmerica Value Fund, Class A	158,535	—	19,425,044	335,510	3,923,202	447,392	1,786,948	18,071,692
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	373,362	—	19,091,522	2,548,024	3,916,034	157,632	136,747	18,017,891
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	178,968	222,057	18,160,340	4,013,034	3,916,034	176,872	(506,184)	17,928,028
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	319,987	236,321	19,556,573	574,548	4,695,309	699,114	1,999,603	18,134,529
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A	—	—	40,566,054	18,240	7,713,250	942,087	2,386,775	36,199,906
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	—	—	37,812,938	18,240	4,751,838	(43,815)	3,273,860	36,309,385
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	337,225	—	37,614,992	355,465	5,483,169	1,732,607	2,056,056	36,275,951
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	257,491	—	19,868,140	421,933	4,555,803	579,326	1,770,912	18,084,508
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A	—	—	36,969,318	5,369,067	3,930,473	(930,135)	(1,651,802)	35,825,975
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	—	2,040,598	18,572,849	3,414,399	4,239,395	(109,586)	472,387	18,110,654
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,819,267	41,668,941	1,837,507	11,362,241	644,032	3,503,774	36,292,013
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	—	—	38,327,459	212,499	4,027,942	(159,238)	1,664,874	36,017,652
	$2,361,308	$4,318,243	$384,492,689	$23,236,977	$71,821,264	$4,145,843	$21,604,071	$361,658,316

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Focused Balanced Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2012	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2013
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	$—	$—	$—	$11,046,291	$60,762	$(3,273)	$(196,434)	$10,785,822
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	—	—	—	3,530,762	2,733	26	32,073	3,560,128
SunAmerica Equity Funds SunAmerica Value Fund, Class A	117,685	—	14,046,150	3,443,884	5,190,217	707,274	1,251,219	14,258,310
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	253,148	88,199	28,943,119	830,218	20,478,656	(753,323)	285,024	8,826,382
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	233,201	—	6,857,018	11,843,461	1,254,904	55,172	234,196	17,734,943
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	130,744	103,775	8,404,582	14,090,241	1,257,636	67,119	(133,576)	21,170,730
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	320,315	238,383	19,086,438	677,979	4,593,874	2,052,623	629,112	17,852,278
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A	—	—	14,252,827	3,302,675	2,825,946	866,470	426,133	16,022,159
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	—	—	7,913,250	1,573,378	1,248,073	(79,144)	757,777	8,917,188
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	27,881	—	3,406,936	6,216,365	1,248,073	(126,688)	659,599	8,908,139
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	168,734	—	12,353,991	172,050	1,665,813	(75,773)	1,677,414	12,461,869
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A	—	—	9,572,176	119,281	6,629,849	(1,260,197)	837,351	2,638,762
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	—	1,506,697	13,344,780	1,625,978	2,684,496	327,648	(136,207)	12,477,703
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	—	712,477	16,302,892	831,758	2,840,872	308,283	1,447,488	16,049,549
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	—	—	22,647,991	119,304	17,332,968	(137,513)	901,173	6,197,987
	$1,251,708	$2,649,531	$177,132,150	$59,423,625	$69,314,872	$1,948,704	$8,672,342	$177,861,949

†  Includes reinvestment of distributions paid.

Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2012	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2013
Exelis, Inc.	$1,038,908	$—	$—	$114,024,669	$—	$—	$(1,128,485)	$112,896,184
Kronos Worldwide, Inc.	1,429,679	—	—	110,832,654	—	—	12,081,676	122,914,330
Lexmark International, Inc., Class A	2,186,366	—	—	113,962,658	—	—	30,004,174	143,966,832
R.R. Donnelley & Sons Co.	7,792,121	—	80,132,114	39,941,490	—	—	27,771,293	147,844,897
	$12,447,074	$—	$80,132,114	$378,761,471	$—	$—	$68,728,658	$527,622,243

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, deferral losses, and retirement pension expense.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2012
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Multi-Asset Strategy	$588,113	$(281,025,791)	$(12,976,034)	$7,685,990	$—
Focused Balanced Strategy	154,004	(78,972,665)	5,989,585	3,711,057	—
Focused Large-Cap Growth	—	(53,840,256)	13,159,887	—	—
Focused Small-Cap Growth	—	(84,789,551)	585,361	13,428,782	2,649,858
Focused Small-Cap Value	—	(49,821,607)	(4,117,791)	1,283,309	—
Focused Dividend Strategy	11,813,592	27,516,264	193,128,325	46,654,399	—
SunAmerica Strategic Value	1,293,680	(132,601,390)	6,567,465	202,834	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†				Unlimited
	2015	2016	2017	2018	ST	LT
Focused Multi-Asset Strategy*	$77,105,239	$78,491,524	$94,805,230	$22,912,181	$387,509	$7,324,108
Focused Balanced Strategy*	4,025,115	41,755,194	32,787,679	404,677	—	—
Focused Large-Cap Growth*	—	19,581,110	34,259,146	—	—	—
Focused Small-Cap Growth*	3,269,218	81,520,333	—	—	—	—
Focused Small-Cap Value*	5,548,880	19,995,198	18,529,440	—	2,849,557	2,898,532
Focused Dividend Strategy	—	—	—	—	—	—
SunAmerica Strategic Value	—	42,506,448	90,094,942	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2012, based on current tax law, the Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Large-Cap Growth, Focused Small-Cap Growth, and Focused Small-Cap Value have $120,146,109, $1,363,831, $18,197,629, $65,041,443 and $5,527,643, respectively, of capital losses that will not be available for use.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

As of April 30, 2013, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio
Cost (tax basis)	$353,030,279	$163,200,022	$262,137,050	$129,389,016
Appreciation	24,142,966	17,953,958	27,174,087	13,793,123
Depreciation	(15,514,929)	(3,292,031)	(8,051,308)	(5,197,132)
Net unrealized appreciation (depreciation)	$8,628,037	$14,661,927	$19,122,779	$8,595,991

	Focused Small-Cap Value Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
Cost (tax basis)	$90,985,894	$3,493,605,125	$155,632,121
Appreciation	11,097,668	695,324,633	16,623,334
Depreciation	(3,041,027)	(3,871,604)	(4,525,643)
Net unrealized appreciation (depreciation)	$8,056,641	$691,453,029	$12,097,691

Note 7.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$12,113
Focused Small-Cap Growth	430
Focused Small-Cap Value	943

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	794,273	$10,702,898	2,439,053	$32,225,793	111,959	$1,501,965	290,113	$3,821,280
Reinvested dividends	139,553	1,836,523	285,854	3,667,507	11,133	146,182	75,362	963,134
Shares redeemed(1)(2)	(2,024,198)	(27,206,767)	(4,565,026)	(60,374,465)	(1,008,810)	(13,538,087)	(2,873,202)	(37,743,895)
Net increase (decrease)	(1,090,372)	$(14,667,346)	(1,840,119)	$(24,481,165)	(885,718)	$(11,889,940)	(2,507,727)	$(32,959,481)
	Class C				Class I
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	199,088	$2,677,502	431,564	$5,682,419	1,057	$14,172	2,833	$37,492
Reinvested dividends	38,641	507,352	168,875	2,159,918	337	4,437	649	8,329
Shares redeemed	(2,084,280)	(28,027,323)	(3,869,984)	(51,018,668)	(881)	(11,871)	(12,055)	(162,415)
Net increase (decrease)	(1,846,551)	$(24,842,469)	(3,269,545)	$(43,176,331)	513	$6,738	(8,573)	$(116,594)

(1)  For the six months ended April 30, 2013, includes automatic conversion of 331,896 shares of Class B shares in the amount of $4,470,758 to 330,340 shares of Class A shares in the amount of $4,470,758.

(2)  For the year ended October 31, 2012, includes automatic conversion of 1,408,974 shares of Class B shares in the amount of $18,483,109 to 1,399,923 shares of Class A shares in the amount of $18,483,109.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	510,852	$6,797,175	1,129,108	$14,484,962	135,341	$1,783,198	207,418	$2,649,685
Reinvested dividends	43,941	570,358	145,299	1,768,742	8,158	105,325	33,473	401,006
Shares redeemed(1)(2)	(885,391)	(11,722,598)	(1,716,757)	(22,005,623)	(344,691)	(4,550,094)	(1,058,460)	(13,463,795)
Net increase (decrease)	(330,598)	$(4,355,065)	(442,350)	$(5,751,919)	(201,192)	$(2,661,571)	(817,569)	$(10,413,104)
	Class C				Class I
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	184,999	$2,454,033	352,779	$4,504,199	1,184	$15,745	2,719	$34,796
Reinvested dividends	22,489	291,227	77,697	934,080	414	5,381	1,296	15,797
Shares redeemed	(611,355)	(8,063,893)	(1,323,966)	(16,900,868)	(6,756)	(90,912)	(8,161)	(104,205)
Net increase (decrease)	(403,867)	$(5,318,633)	(893,490)	$(11,462,589)	(5,158)	$(69,786)	(4,146)	$(53,612)
	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	360,940	$7,065,842	1,327,328	$23,877,104	43,407	$764,064	78,082	$1,319,118
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(3)(4)	(1,294,896)	(25,238,762)	(2,572,893)	(46,804,239)	(141,264)	(2,483,362)	(513,391)	(8,462,673)
Net increase (decrease)	(933,956)	$(18,172,920)	(1,245,565)	$(22,927,135)	(97,857)	$(1,719,298)	(435,309)	$(7,143,555)
	Class C				Class Z
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	35,968	$629,706	62,651	$1,044,865	747	$15,913	2,236	$45,886
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(359,527)	(6,334,122)	(922,093)	(15,307,658)	(1,724)	(36,556)	(10,072)	(188,978)
Net increase (decrease)	(323,559)	$(5,704,416)	(859,442)	$(14,262,793)	(977)	$(20,643)	(7,836)	$(143,092)

(1)  For the six months ended April 30, 2013, includes automatic conversion of 121,790 shares of Class B shares in the amount of $1,608,723 to 120,961 shares of Class A shares in the amount of $1,608,723.

(2)  For the year ended October 31, 2012, includes automatic conversion of 541,095 shares of Class B shares in the amount of $6,880,521 to 537,539 shares of Class A shares in the amount of $6,880,521.

(3)  For the six months ended April 30, 2013, includes automatic conversion of 88,478 shares of Class B shares in the amount of $1,561,819 to 80,045 shares of Class A shares in the amount of $1,561,819.

(4)  For the year ended October 31, 2012, includes automatic conversion of 288,526 shares of Class B shares in the amount of $4,722,703 to 262,785 shares of Class A shares in the amount of $4,722,703.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	463,849	$6,082,628	2,155,770	$27,497,865	38,919	$419,764	67,913	$747,838
Reinvested dividends	—	—	1,045,908	12,090,697	—	—	123,562	1,225,734
Shares redeemed(1)(2)	(1,048,323)	(13,387,683)	(2,465,453)	(32,009,032)	(114,061)	(1,239,264)	(382,065)	(4,227,000)
Net increase (decrease)	(584,474)	$(7,305,055)	736,225	$7,579,530	(75,142)	$(819,500)	(190,590)	$(2,253,428)
	Class C				Class I
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,203	$189,129	99,229	$1,076,786	172	$2,260	545	$7,420
Reinvested dividends	—	—	176,621	1,746,786	—	—	2,933	34,926
Shares redeemed	(208,008)	(2,252,953)	(413,954)	(4,563,389)	(448)	(5,985)	(2,051)	(27,414)
Net increase (decrease)	(190,805)	$(2,063,824)	(138,104)	$(1,739,817)	(276)	$(3,725)	1,427	$14,932
	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	535,573	$8,062,848	2,043,267	$30,486,823	12,383	$163,744	57,812	$787,625
Reinvested dividends	44,060	631,827	69,633	990,194	—	—	2,482	31,286
Shares redeemed(3)(4)	(829,918)	(12,310,947)	(2,825,344)	(42,502,505)	(89,027)	(1,167,638)	(223,079)	(2,970,993)
Net increase (decrease)	(250,285)	$(3,616,272)	(712,444)	$(11,025,488)	(76,644)	$(1,003,894)	(162,785)	$(2,152,082)

	Class C
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	12,816	$169,029	48,323	$664,053
Reinvested dividends	1,742	22,266	9,383	118,767
Shares redeemed	(212,644)	(2,782,220)	(567,980)	(7,590,289)
Net increase (decrease)	(198,086)	$(2,590,925)	(510,274)	$(6,807,469)

(1)  For the six months ended April 30, 2013, includes automatic conversion of 65,509 shares of Class B shares in the amount of $712,857 to 56,178 shares of Class A shares in the amount of $712,857.

(2)  For the year ended October 31, 2012, includes automatic conversion of 219,189 shares of Class B shares in the amount of $2,416,822 to 188,620 shares of Class A shares in the amount of $2,416,822.

(3)  For the six months ended April 30, 2013, includes automatic conversion of 38,589 shares of Class B shares in the amount of $510,636 to 34,288 shares of Class A shares in the amount of $510,636.

(4)  For the year ended October 31, 2012, includes automatic conversion of 108,585 shares of Class B shares in the amount of $1,452,610 to 96,280 shares of Class A shares in the amount of $1,452,610.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	64,908,349	$902,372,761	108,931,958	$1,394,350,865	2,643,566	$36,533,415	5,086,976	$64,615,945
Reinvested dividends	3,599,303	48,441,785	2,117,504	26,883,935	169,680	2,261,903	90,931	1,145,908
Shares redeemed(1)(2)	(27,908,580)	(382,705,348)	(28,583,732)	(364,604,640)	(628,253)	(8,665,136)	(1,056,319)	(13,471,132)
Net increase (decrease)	40,599,072	$568,109,198	82,465,730	$1,056,630,160	2,184,993	$30,130,182	4,121,588	$52,290,721

	Class C
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	24,016,043	$333,971,524	36,819,521	$468,826,175
Reinvested dividends	1,057,140	14,111,964	497,081	6,301,224
Shares redeemed	(3,557,494)	(48,784,357)	(4,483,286)	(57,201,522)
Net increase (decrease)	21,515,689	$299,299,131	32,833,316	$417,925,877

	SunAmerica Strategic Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012		For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	167,343	$3,198,625	1,906,791	$31,486,462	22,988	$406,121	27,204	$428,710
Reinvested dividends	80,855	1,439,231	12,037	183,810	1,383	23,029	—	—
Shares redeemed(3)(4)	(800,738)	(15,122,298)	(1,459,796)	(24,784,152)	(97,943)	(1,728,118)	(314,102)	(4,919,247)
Net increase (decrease)	(552,540)	$(10,484,442)	459,032	$6,886,120	(73,572)	$(1,298,968)	(286,898)	$(4,490,537)

	Class C
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	25,557	$457,397	46,671	$730,315
Reinvested dividends	15,424	256,499	—	—
Shares redeemed	(248,482)	(4,353,407)	(663,043)	(10,421,784)
Net increase (decrease)	(207,501)	$(3,639,511)	(616,372)	$(9,691,469)

(1)  For the six months ended April 30, 2013, includes automatic conversion of 74,212 shares of Class B shares in the amount of $1,024,090 to 73,856 shares of Class A shares in the amount of $1,024,090.

(2)  For the year ended October 31, 2012, includes automatic conversion of 219,611 shares of Class B shares in the amount of $2,761,302 to 218,670 shares of Class A shares in the amount of $2,761,302.

(3)  For the six months ended April 30, 2013, includes automatic conversion of 43,128 shares of Class B shares in the amount of $770,499 to 40,223 shares of Class A shares in the amount of $770,499.

(4)  For the year ended October 31, 2012, includes automatic conversion of 155,150 shares of Class B shares in the amount of $2,429,982 to 147,288 shares of Class A shares in the amount of $2,429,982.

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

Note 9.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Portfolio	As of April 30, 2013
Focused Multi-Asset Strategy	$4,456	$172	$1,172
Focused Balanced Strategy	1,857	74	489
Focused Large-Cap Growth	9,640	113	2,665
Focused Small-Cap Growth	4,541	55	1,256
Focused Small-Cap Value	1,661	42	448
Focused Dividend Strategy	3,216	771	632
SunAmerica Strategic Value	2,864	61	781

Note 10.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will

NOTES TO FINANCIAL STATEMENTS — April 30, 2013 — (unaudited) (continued)

commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SunAmerica Strategic Value	15	$275	$462,436	1.43%

At April 30, 2013, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2013, none of the Portfolios participated in this program.

Note 12.  Subsequent Events

Effective as of May 14, 2013, the Focused Dividend Strategy Portfolio commenced the offering of Class W shares.

On June 4, 2014, the Board approved an amendment to the Agreement to increase the advisory fee rate payable by the Focused Dividend Strategy Portfolio to SunAmerica from an annual rate of 0.35% of the average daily net assets to an annual rate of 0.60% on the first $1.5 billion of average daily net assets, 0.50% on the next $1.5 billion of average daily net assets and 0.40% of the average daily net assets in excess of $3.0 billion. The amendment to the Agreement is subject to approval by the Focused Dividend Strategy Portfolio's shareholders. On or about September 27, 2013, the Fund expects to convene a special meeting of the Focused Dividend Strategy Portfolio's shareholders to consider the proposal to approve the amendment to the Agreement. Shareholders of record on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the proposal in greater detail.

At a meeting of the Board held on March 4-5, 2013 (the "March Meeting"), the Board approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization pursuant to which the Focused Small-Cap Growth Portfolio would transfer all of its assets to the SunAmerica Focused Alpha Growth Fund ("the "Alpha Growth Fund"), a series of SunAmerica Specialty Series, in exchange solely for the assumption of the Focused Small-Cap Growth Portfolio's liabilities by the Alpha Growth Fund and Class A, Class C and Class W shares of the Alpha Growth Fund, which shares will be distributed by the Focused Small-Cap Growth Portfolio to the holders of its shares in complete liquidation thereof (the "Alpha Growth Reorganization"). At a special meeting of shareholders of the Focused Small-Cap Growth Portfolio on June 20, 2013, shareholders approved the Alpha Growth Reorganization and the voting results will be provided in the Fund's next annual report.

At the March Meeting, the Board also approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization pursuant to which the Focused Small-Cap Value Portfolio would transfer all of its assets to the SunAmerica Strategic Value Portfolio, in exchange solely for the assumption of the Focused Small-Cap Value Portfolio's liabilities by the SunAmerica Strategic Value Portfolio and Class A, Class B, and Class C shares of the SunAmerica Strategic Value Portfolio, which shares will be distributed by the Focused Small-Cap Value Portfolio to the holders of its shares in complete liquidation thereof (the "Strategic Value Reorganization"). At a special meeting of shareholders of the Focused Small-Cap Value Portfolio on June 20, 2013, shareholders approved the Strategic Value Reorganization and the voting results will be provided in the Fund's next annual report.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Timothy Pettee, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Assistant Secretary

John E. McLean, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

John E. Smith Jr., Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FOSAN - 4/13

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 8, 2013